UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05634

Morgan Stanley Global Strategist Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	July 31, 2012

Date of reporting period:	January 31, 2012

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Services Company, Inc.
P.O. Box 219886
Kansas City, Missouri 64121

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2012 Morgan Stanley

SRTSAN
IU12-00513P-Y01/12

INVESTMENT MANAGEMENT

Morgan Stanley
Global Strategist Fund

Semiannual Report

January 31, 2012

Morgan Stanley Global Strategist Fund

Table of Contents

Welcome Shareholder	3

Fund Report	4

Performance Summary	7

Expense Example	8

Portfolio of Investments	9

Statement of Assets and Liabilities	61

Statement of Operations	62

Statements of Changes in Net Assets	63

Notes to Financial Statements	64

Financial Highlights	80

U.S. Privacy Policy	84

Welcome Shareholder,

We are pleased to provide this semiannual report, in which you will learn how your investment in Morgan Stanley Global Strategist Fund performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended January 31, 2012

Total Return for the 6 Months Ended January 31, 2012
Class A	Class B	Class C	Class I	MSCI All Country World Index[1]	Barclays Capital U.S. Government/ Credit Index[2]	Lipper Global Flexible Portfolio Funds Index[3]
-2.63%	-3.02%	-2.92%	-2.51%	-4.80%	5.05%	-3.66%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Global equities experienced significant volatility during the period under review, as uncertainty surrounding economic growth contributed to a plunge in equity markets worldwide. In the U.S., Congress passed a last minute bill to raise the debt ceiling, but not before Standard & Poor's downgraded U.S. government debt from AAA to AA+. Fears over the impact of global austerity on growth ultimately prompted a significant de-rating in risk markets. However, the postponement of fiscal consolidation and marked improvement in U.S. economic data subsequently pointed to a better growth outlook than had been feared.

Specifically, as 2011 came to a close, U.S. gross domestic product (GDP) rose to a 2.8 percent rate of growth while the unemployment rate fell to a three-year low of 8.5 percent. On the fiscal policy front, Congress reached a late agreement on a two-month extension of the payroll tax cut, indicating a smaller fiscal drag set for the first half of 2012. In Europe, despite a series of endless summits, no comprehensive solution emerged to address the fundamental solvency problems facing the monetary bloc. Adding to the problems already on the table, Italy found itself the latest victim of market tension, as its 10-year government bond yield climbed past the 7 percent mark. Furthermore, eurozone economic data weakened significantly, implying a technical recession (two consecutive quarters of negative growth) had begun. In response, the European Central Bank (ECB) eased funding conditions, twice cutting interest rates and introducing a longer-term refinancing operation (LTRO). These measures were well received by the markets, although they ultimately addressed only symptoms of the underlying cause (liquidity) rather than the cause itself (solvency).

In the emerging markets, the general theme was further moderation in growth and inflation pressures. Policymakers responded with more accommodative policy stances, with Brazil proactively cutting rates, China lowering its reserve requirement ratio and India refraining from further rate hikes, even in the face of rampant inflation. While global equity markets recouped a portion of their early losses, the MSCI All Country World Index finished a difficult six-month period down 4.80 percent.

Performance Analysis

All share classes of Morgan Stanley Global Strategist Fund outperformed the MSCI All Country World Index (the "Index") and the Lipper Global Flexible Portfolio Funds Index, and underperformed the Barclays Capital U.S. Government/Credit Index for the 6 months ended January 31, 2012, assuming no deduction of applicable sales charges.

The Fund's outperformance versus both the Lipper category and the all-equity Index can be attributed to asset allocation decisions (relative to the peer group) consisting of a slight overweight position to global equities, a slight underweight to fixed income, and an equal weight in commodities. (As a reminder, the Fund's target benchmark weights consist of 55% global equities, 35% global fixed income, and 5% each in commodities and cash.) Within the equity exposure, an underweight position in peripheral Europe and India proved beneficial to returns, as did our underweight to U.S. government-issued debt in the fixed income portion of the Fund. Our currency exposures to the U.S. dollar, at the expense of both the euro and the Mexican peso, also provided positive incremental returns. Within our sector weights, an overweight position in European consumer staples and an underweight to global financials contributed to relative returns.

Detractors from relative performance included lower exposures to U.S. equities, underweights in more defensive sectors such as utilities, and a long position in the Canadian dollar, relative to the U.S. dollar.

The Fund maintained a relatively balanced asset allocation blend throughout the period under review, with global equity exposures averaging 62 percent, global fixed income exposures averaging 28 percent, commodities exposure averaging 5 percent, and cash ranging from 4 to 1 percent.

The Fund's asset allocation on January 31, 2012, based on actual asset class exposures in both cash securities and derivative instruments, stood at 63.5 percent global equities, 28.4 percent global fixed income, 5.1 percent diversified commodities and 3.0 percent cash equivalents.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 01/31/12
Deutsche Bank AG, Series 0005	5.0%
U.S. Treasury Notes	1.8
Japan Government Thirty Year Bond	1.3
Japan Government Ten Year Bond	1.1
Canadian Government Bond	1.0
United Kingdom Gilt	1.0
U.S. Treasury Bonds	0.9
French Treasury Note BTAN	0.8
Japan Government Ten Year Bond	0.8
Bundesrepublik Deutschland	0.8
PORTFOLIO COMPOSITION as of 01/31/12*
Common Stocks	53.9%
Sovereign	15.3
Corporate Bonds	10.8
Agency Fixed Rate Mortgages	5.6
Commodity Linked Security	5.2
U.S. Treasury Securities	3.9
Short-Term Investments	2.3
Investment Companies	1.3
Commercial Mortgage Backed Securities	0.9
Asset-Backed Securities	0.7
Municipal Bonds	0.1

* Does not include open long/short futures contracts with an underlying face amount of $104,492,518 and net unrealized appreciation of $925,052. Also does not include open swap agreements with net unrealized appreciation of $93,003 and open foreign currency exchange contracts with net unrealized depreciation of $200,463.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings are as a percentage of net assets and portfolio composition is as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund's Adviser, Morgan Stanley Investment Management Inc., seeks to achieve the Fund's investment objective by investing primarily in a blend of equity and fixed-income securities of U.S. and non-U.S. issuers. Equity securities may include common and preferred stocks, depositary receipts, convertible securities, equity-linked securities, real estate investment trusts ("REITs"), and rights and warrants to purchase equity securities. Fixed income securities may include mortgage-related or mortgage-backed securities, floating rate securities, inflation-linked fixed income securities, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, securities issued or guaranteed by non-U.S. governments, their agencies, or instrumentalities, corporate bonds and notes issued by U.S. and non-U.S. entities.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended January 31, 2012
Symbol	Class A Shares* (since 07/28/97) SRTAX		Class B Shares** (since 10/31/88) SRTBX		Class C Shares† (since 07/28/97) SRTCX		Class I Shares†† (since 07/28/97) SRTDX
1 Year	–0.67 –5.90 [5]	%[4]	–1.43 –6.02 [5]	%[4]	–1.31 –2.23 [5]	%[4]	–0.37 —%[4]
5 Years	1.62 [4] 0.53 [5]		0.85 [4] 0.56 [5]		0.88 [4] 0.88 [5]		1.87 [4] —
10 Years	4.75 [4] 4.19 [5]		4.03 [4] 4.03 [5]		3.97 [4] 3.97 [5]		4.99 [4] —
Since Inception	5.21 [4] 4.82 [5]		8.18 [4] 8.18 [5]		4.43 [4] 4.43 [5]		5.46 [4] —
Gross Expense Ratio	0.98		1.73		1.73		0.73

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expenses are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Barclays Capital U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  The Lipper Global Flexible Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Flexible Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Global Flexible Funds classification as of the date of this report.

(4)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/11 – 01/31/12.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	08/01/11	01/31/12	08/01/11 – 01/31/12
Class A
Actual (–2.63% return)	$1,000.00	$973.70	$4.91
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.16	$5.03
Class B
Actual (–3.02% return)	$1,000.00	$969.80	$8.62
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.39	$8.82
Class C
Actual (–2.92% return)	$1,000.00	$970.80	$8.62
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.39	$8.82
Class I
Actual (–2.51% return)	$1,000.00	$974.90	$3.67
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.42	$3.76

  @  Expenses are equal to the Fund's annualized expense ratios of 0.99%, 1.74%, 1.74% and 0.74% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). If the fund had borne all of its expenses, the annualized expense ratio would have been 1.00%, 1.75%, 1.75% and 0.75% Class A, Class B, Class C and Class I shares, respectively.

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (52.3%)
	Australia (2.1%)
	Air Freight & Logistics
9,328	Toll Holdings Ltd.	$49,416
	Beverages
7,069	Coca-Cola Amatil Ltd.	86,681
11,468	Treasury Wine Estates Ltd.	42,247
		128,928
	Biotechnology
6,876	CSL Ltd.	227,246
	Capital Markets
4,098	Macquarie Group Ltd.	110,941
	Chemicals
6,321	DuluxGroup Ltd.	19,126
20,816	Incitec Pivot Ltd.	70,939
5,073	Orica Ltd.	133,297
		223,362
	Commercial Banks
34,810	Australia & New Zealand Banking Group Ltd.	791,229
17,491	Commonwealth Bank of Australia	940,722
29,142	National Australia Bank Ltd.	737,885
34,431	Westpac Banking Corp.	773,110
		3,242,946
	Commercial Services & Supplies
17,604	Brambles Ltd.	135,871
	Construction & Engineering
2,027	Leighton Holdings Ltd.	50,421
	Containers & Packaging
15,296	Amcor Ltd.	114,323

NUMBER OF SHARES		VALUE
	Diversified Financial Services
2,386	ASX Ltd.	$75,968
	Diversified Telecommunication Services
60,099	Telstra Corp, Ltd.	212,468
	Energy Equipment & Services
2,456	WorleyParsons Ltd.	71,156
	Food & Staples Retailing
12,676	Wesfarmers Ltd.	407,762
2,388	Wesfarmers Ltd. (PPS)	78,135
15,531	Woolworths Ltd.	408,750
		894,647
	Health Care Equipment & Supplies
773	Cochlear Ltd.	48,747
	Health Care Providers & Services
4,764	Sonic Healthcare Ltd.	56,798
	Hotels, Restaurants & Leisure
8,910	Crown Ltd.	76,526
10,695	Echo Entertainment Group Ltd. (a)	40,989
9,199	TABCORP Holdings Ltd.	28,419
		145,934
	Information Technology Services
6,506	Computershare Ltd.	52,839
	Insurance
41,893	AMP Ltd.	189,911
30,701	Insurance Australia Group Ltd.	94,848

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
17,898	QBE Insurance Group Ltd.	$217,756
15,816	Suncorp Group Ltd.	141,213
		643,728
	Media
39,248	Fairfax Media Ltd.	30,834
	Metals & Mining
44,558	Alumina Ltd.	60,550
40,502	BHP Billiton Ltd.	1,611,601
26,754	BlueScope Steel Ltd.	11,503
16,804	Fortescue Metals Group Ltd.	90,092
5,772	Newcrest Mining Ltd.	206,631
17,194	OneSteel Ltd.	13,508
5,339	Rio Tinto Ltd.	392,009
		2,385,894
	Multi-Utilities
5,722	AGL Energy Ltd.	88,631
	Oil, Gas & Consumable Fuels
13,338	Origin Energy Ltd.	194,846
11,236	Santos Ltd.	160,560
7,351	Woodside Petroleum Ltd.	266,981
		622,387
	Real Estate Investment Trusts (REITs)
65,324	Dexus Property Group REIT (Stapled Securities) (b)	61,723
80,650	Goodman Group REIT (Stapled Securities) (b)	54,798
26,937	GPT Group REIT (Stapled Securities) (b)	88,367

NUMBER OF SHARES		VALUE
38,679	Mirvac Group REIT (Stapled Securities) (b)(c)	$50,713
28,561	Stockland REIT (Stapled Securities) (b)(c)	101,881
25,964	Westfield Group REIT (Stapled Securities) (b)(c)	234,300
25,951	Westfield Retail Trust REIT	69,704
		661,486
	Road & Rail
12,104	Asciano Ltd.	60,396
	Transportation Infrastructure
16,094	Transurban Group (Stapled Securities) (b)	93,803
	Total Australia	10,429,170
	Austria (0.0%)
	Metals & Mining
1,329	Voestalpine AG	43,573
	Real Estate Management & Development
3,664	Immofinanz AG (a)	11,785
	Total Austria	55,358
	Belgium (0.2%)
	Beverages
7,130	Anheuser-Busch InBev N.V.	432,325
	Chemicals
1,567	Umicore SA	72,857
	Commercial Banks
3,024	KBC Groep N.V.	57,336

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	Diversified Financial Services
1,540	Groupe Bruxelles Lambert SA	$111,597
	Food & Staples Retailing
905	Colruyt SA	34,217
3,434	Delhaize Group SA	187,018
		221,235
	Insurance
30,051	Ageas	62,461
	Total Belgium	957,811
	Brazil (1.3%)
	Beverages
12,500	Cia de Bebidas das Americas	457,876
	Commercial Banks
28,291	Banco Bradesco SA (Preference)	508,435
7,700	Banco do Brasil SA	119,828
7,600	Banco Santander Brasil SA (Units) (c)	70,467
28,500	Itau Unibanco Holding SA (Preference)	572,871
40,511	Itausa - Investimentos Itau SA (Preference)	265,250
		1,536,851
	Diversified Financial Services
18,100	BM&F Bovespa SA	113,850
	Diversified Telecommunication Services
5,707	Tele Norte Leste (Preference)	54,875

NUMBER OF SHARES		VALUE
3,574	Telefonica Brasil SA (Preference)	$99,516
		154,391
	Electric Utilities
11,628	Centrais Eletricas Brasileiras SA (Preference)	170,374
9,201	Cia Energetica de Minas Gerais (Preference)	186,263
		356,637
	Food Products
9,300	BRF - Brasil Foods SA	184,169
	Household Durables
3,500	Cyrela Brazil Realty SA Empreendimentos e Participacoes	32,412
10,800	PDG Realty SA Empreendimentos e Participacoes	43,764
		76,176
	Information Technology Services
3,400	Cielo SA	101,288
5,100	Redecard SA	91,947
		193,235
	Metals & Mining
4,591	Bradespar SA (Preference)	92,414
13,100	Cia Siderurgica Nacional SA	136,833
9,327	Gerdau SA (Preference)	88,882
4,467	Metalurgica Gerdau SA (Preference)	53,690
4,100	Usinas Siderurgicas de Minas Gerais SA	39,751

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
7,926	Usinas Siderurgicas de Minas Gerais SA (Preference)	$53,167
18,100	Vale SA	463,066
29,313	Vale SA (Preference)	716,216
		1,644,019
	Oil, Gas & Consumable Fuels
17,000	OGX Petroleo e Gas Participacoes SA (a)	161,029
31,100	Petroleo Brasileiro SA	478,996
43,330	Petroleo Brasileiro SA (Preference)	609,328
6,400	Ultrapar Participacoes SA	129,487
		1,378,840
	Personal Products
3,800	Natura Cosmeticos SA	81,385
	Road & Rail
5,500	All America Latina Logistica SA (Units) (c)	31,636
	Transportation Infrastructure
14,800	CCR SA	103,004
	Total Brazil	6,312,069
	Canada (3.1%)
	Aerospace & Defense
19,400	Bombardier, Inc.	89,774
	Auto Components
3,400	Magna International, Inc.	140,449
	Capital Markets
2,800	IGM Financial, Inc.	125,102
	Chemicals
2,200	Agrium, Inc.	177,347

NUMBER OF SHARES		VALUE
11,400	Potash Corp. of Saskatchewan, Inc.	$534,130
		711,477
	Commercial Banks
7,100	Bank of Montreal	412,745
12,400	Bank of Nova Scotia	637,251
5,200	Canadian Imperial Bank of Commerce	395,432
2,100	National Bank of Canada	157,537
17,100	Royal Bank of Canada	893,115
11,300	Toronto-Dominion Bank (The)	873,843
		3,369,923
	Communications Equipment
6,300	Research In Motion Ltd. (a)	105,052
	Construction & Engineering
2,800	SNC-Lavalin Group, Inc.	144,175
	Diversified Telecommunication Services
7,200	BCE, Inc.	293,544
	Electric Utilities
2,000	Fortis, Inc.	66,600
	Food & Staples Retailing
3,500	Shoppers Drug Mart Corp.	144,859
	Hotels, Restaurants & Leisure
4,300	Tim Hortons, Inc.	209,532

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	Independent Power Producers & Energy Traders
3,400	TransAlta Corp.	$69,038
	Insurance
300	Fairfax Financial Holdings Ltd.	121,771
6,200	Great-West Lifeco, Inc.	136,775
1,900	Intact Financial Corp.	112,025
24,700	Manulife Financial Corp.	288,458
5,500	Power Corp. of Canada	133,729
5,200	Power Financial Corp.	138,674
8,000	Sun Life Financial, Inc.	160,287
		1,091,719
	Media
5,200	Shaw Communications, Inc.	103,201
5,100	Thomson Reuters Corp.	140,076
		243,277
	Metals & Mining
2,300	Agnico-Eagle Mines Ltd.	86,224
2,000	Agnico-Eagle Mines Ltd.	74,800
3,241	AuRico Gold, Inc. (a)	30,627
8,012	Barrick Gold Corp.	394,671
13,100	Barrick Gold Corp.	646,181
6,388	Eldorado Gold Corp.	96,523
7,400	Eldorado Gold Corp.	112,103
1,220	First Majestic Silver Corp. (a)	25,217
7,000	First Quantum Minerals Ltd.	153,306
9,800	Goldcorp, Inc.	474,020
6,521	Goldcorp, Inc.	315,551
21,702	Kinross Gold Corp.	245,016

NUMBER OF SHARES		VALUE
944	Minefinders Corp. (a)	$13,386
2,286	Nevsun Resources Ltd.	14,996
5,176	New Gold, Inc. (a)	60,611
1,229	Pan American Silver Corp.	28,120
4,800	Silver Wheaton Corp.	171,234
3,431	Silver Wheaton Corp.	122,178
6,500	Teck Resources Ltd.	275,636
818	Vista Gold Corp. (a)	3,084
10,100	Yamana Gold, Inc.	174,763
7,107	Yamana Gold, Inc.	122,738
		3,640,985
	Oil, Gas & Consumable Fuels
5,600	Cameco Corp.	129,905
14,400	Canadian Natural Resources Ltd.	570,428
3,500	Canadian Oil Sands Ltd.	86,776
10,000	Cenovus Energy, Inc.	364,915
2,700	Crescent Point Energy Corp.	123,489
11,600	Enbridge, Inc.	436,489
10,500	Encana Corp.	201,162
3,600	Husky Energy, Inc.	87,927
3,500	Imperial Oil Ltd.	166,780
8,200	Nexen, Inc.	146,957
5,700	Penn West Petroleum Ltd.	124,210
1,400	Petrobank Energy & Resources Ltd. (a)	19,491
859	Petrominerales Ltd.	17,930
19,800	Suncor Energy, Inc.	682,050
14,200	Talisman Energy, Inc.	169,658
8,800	TransCanada Corp.	362,022
		3,690,189

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	Real Estate Management & Development
7,500	Brookfield Asset Management, Inc., Class A	$227,610
5,800	Brookfield Office Properties, Inc.	100,128
		327,738
	Road & Rail
6,100	Canadian National Railway Co.	460,101
2,300	Canadian Pacific Railway Ltd.	164,030
		624,131
	Wireless Telecommunication Services
5,400	Rogers Communications, Inc.	207,610
	Total Canada	15,295,174
	Channel Islands (0.0%)
	Metals & Mining
1,023	Randgold Resources Ltd. ADR	117,041
	Chile (0.0%)
	Metals & Mining
2,716	Antofagasta PLC	55,339
	China (0.1%)
	Insurance
67,200	AIA Group Ltd. (d)	224,425
	Denmark (0.2%)
	Chemicals
2,530	Novozymes A/S, Series B	71,225

NUMBER OF SHARES		VALUE
	Commercial Banks
5,744	Danske Bank A/S (a)	$83,886
	Electrical Equipment
3,486	Vestas Wind Systems A/S (a)	39,317
	Marine
5	AP Moller - Maersk A/S	35,173
10	AP Moller - Maersk A/S, Series B	73,689
		108,862
	Pharmaceuticals
3,710	Novo Nordisk A/S, Series B	438,671
	Road & Rail
3,265	DSV A/S	66,698
	Total Denmark	808,659
	Finland (0.2%)
	Auto Components
1,401	Nokian Renkaat Oyj	50,048
	Communications Equipment
36,768	Nokia Oyj	183,624
	Electric Utilities
6,439	Fortum Oyj	141,499
	Insurance
3,785	Sampo Oyj, Class A	99,712
	Machinery
2,681	Kone Oyj, Class B	145,956
	Paper & Forest Products
12,324	UPM-Kymmene Oyj	157,980
	Total Finland	778,819

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	France (1.9%)
	Aerospace & Defense
1,262	Thales SA	$43,176
	Auto Components
1,960	Cie Generale des Etablissements Michelin, Series B	134,086
	Automobiles
1,221	Peugeot SA	22,512
1,898	Renault SA	80,848
		103,360
	Beverages
1,960	Pernod-Ricard SA	188,156
	Building Products
2,371	Cie de St-Gobain	105,509
	Chemicals
2,681	Air Liquide SA	337,432
	Commercial Banks
10,548	BNP Paribas SA	446,619
8,087	Credit Agricole SA	49,834
7,308	Societe Generale SA	194,673
		691,126
	Commercial Services & Supplies
1,823	Edenred	44,258
	Communications Equipment
32,733	Alcatel-Lucent (a)	58,187
	Construction & Engineering
2,699	Bouygues SA	83,865
5,057	Vinci SA	234,561
		318,426
	Construction Materials
4,727	Lafarge SA	192,574

NUMBER OF SHARES		VALUE
	Diversified Telecommunication Services
20,519	France Telecom SA	$307,719
16,603	Vivendi SA	347,481
		655,200
	Electric Utilities
3,256	EDF SA	75,044
	Electrical Equipment
4,351	Alstom SA	165,845
	Energy Equipment & Services
1,748	Cie Generale de Geophysique- Veritas (a)	48,747
986	Technip SA	92,500
		141,247
	Food & Staples Retailing
5,854	Carrefour SA	133,620
	Food Products
7,049	Danone	435,067
	Health Care Equipment & Supplies
1,615	Cie Generale d'Optique Essilor International SA	118,300
	Hotels, Restaurants & Leisure
1,422	Accor SA	43,209
1,292	Sodexo	95,890
		139,099
	Information Technology Services
1,918	Cap Gemini SA	70,022

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	Insurance
17,841	AXA SA	$270,825
	Machinery
2,554	Vallourec SA	172,483
	Media
799	Eutelsat Communications SA	29,656
651	JCDecaux SA (a)	16,507
1,047	Publicis Groupe SA	52,672
2,416	SES SA	57,042
1,176	Societe Television Francaise 1	12,937
		168,814
	Metals & Mining
12,867	ArcelorMittal	258,940
	Multi-Utilities
12,930	GDF Suez	350,946
4,193	Suez Environnement Co.	53,673
5,613	Veolia Environnement SA	63,788
		468,407
	Multi-line Retail
1,434	PPR	225,652
	Oil, Gas & Consumable Fuels
22,144	Total SA	1,170,349
	Personal Products
2,543	L'Oreal SA	270,467
	Pharmaceuticals
12,246	Sanofi	904,558
	Professional Services
581	Bureau Veritas SA	42,612
	Real Estate Investment Trusts (REITs)
86	ICADE REIT	7,004

NUMBER OF SHARES		VALUE
1,708	Unibail-Rodamco SE REIT	$327,973
		334,977
	Textiles, Apparel & Luxury Goods
750	Christian Dior SA	106,148
2,427	LVMH Moet Hennessy Louis Vuitton SA	392,385
		498,533
	Transportation Infrastructure
480	Aeroports de Paris (ADP)	35,443
7,563	Groupe Eurotunnel SA	62,315
		97,758
	Total France	9,034,109
	Germany (1.8%)
	Air Freight & Logistics
6,209	Deutsche Post AG (Registered)	103,145
	Airlines
4,169	Deutsche Lufthansa AG (Registered)	57,614
	Auto Components
611	Continental AG (a)	48,808
	Automobiles
3,519	Bayerische Motoren Werke AG	300,992
7,768	Daimler AG (Registered)	429,248
898	Porsche Automobil Holding SE (Preference)	55,055
372	Volkswagen AG	60,094
1,855	Volkswagen AG (Preference)	328,418
		1,173,807

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	Capital Markets
11,735	Deutsche Bank AG (Registered)	$497,108
	Chemicals
13,289	BASF SE	1,021,754
1,526	K+S AG (Registered)	72,767
1,060	Lanxess AG	69,042
1,655	Linde AG	262,593
		1,426,156
	Commercial Banks
49,404	Commerzbank AG (a)	118,195
	Diversified Financial Services
1,392	Deutsche Boerse AG (a)	81,936
	Diversified Telecommunication Services
33,454	Deutsche Telekom AG (Registered)	376,244
	Electric Utilities
20,521	E.ON AG	438,740
	Food & Staples Retailing
1,362	Metro AG	52,396
	Food Products
526	Suedzucker AG	15,543
	Health Care Providers & Services
1,940	Fresenius Medical Care AG & Co. KGaA	138,427
1,321	Fresenius SE & Co. KGaA	133,984
		272,411
	Hotels, Restaurants & Leisure
1,926	TUI AG (a)	14,012

NUMBER OF SHARES		VALUE
	Household Products
1,808	Henkel AG & Co. KGaA	$93,936
2,044	Henkel AG & Co. KGaA (Preference)	126,063
		219,999
	Industrial Conglomerates
9,791	Siemens AG (Registered)	923,905
	Insurance
5,186	Allianz SE (Registered)	570,225
2,202	Muenchener Rueckversicherungs AG (Registered)	286,880
		857,105
	Life Sciences Tools & Services
3,223	QIAGEN N.V. (a)	52,593
	Media
300	Axel Springer AG	14,066
474	Kabel Deutschland Holding AG (a)	24,714
686	ProSiebenSat.1 Media AG	16,098
		54,878
	Metals & Mining
6,637	ThyssenKrupp AG	188,129
	Multi-Utilities
4,297	RWE AG	164,349
	Personal Products
1,091	Beiersdorf AG	65,503
	Pharmaceuticals
8,620	Bayer AG (Registered)	603,684
672	Merck KGaA	70,110
		673,794

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	Semiconductors & Semiconductor Equipment
12,761	Infineon Technologies AG	$116,444
	Software
11,826	SAP AG	714,513
	Specialty Retail
8,106	Esprit Holdings Ltd. (d)	11,957
	Textiles, Apparel & Luxury Goods
2,170	Adidas AG	156,343
	Transportation Infrastructure
344	Fraport AG Frankfurt Airport Services Worldwide	20,600
	Total Germany	8,896,227
	Greece (0.0%)
	Commercial Banks
14,355	National Bank of Greece SA (a)	52,012
	Hong Kong (0.4%)
	Commercial Banks
15,690	Bank of East Asia Ltd.	64,032
36,500	BOC Hong Kong Holdings Ltd.	96,482
11,500	Hang Seng Bank Ltd.	148,434
		308,948
	Diversified Financial Services
9,972	Hong Kong Exchanges and Clearing Ltd.	173,073
	Electric Utilities
19,000	CLP Holdings Ltd.	155,571

NUMBER OF SHARES		VALUE
14,500	Power Assets Holdings Ltd.	$104,609
		260,180
	Gas Utilities
39,600	Hong Kong & China Gas Co., Ltd.	93,954
	Hotels, Restaurants & Leisure
28,400	Sands China Ltd. (a)	96,128
	Industrial Conglomerates
21,000	Hutchison Whampoa Ltd.	199,702
	Real Estate Investment Trusts (REITs)
19,851	Link REIT (The)	72,311
	Real Estate Management & Development
14,000	Cheung Kong Holdings Ltd.	188,464
8,000	Hang Lung Group Ltd.	50,804
22,000	Hang Lung Properties Ltd.	75,600
11,228	Henderson Land Development Co., Ltd.	60,952
7,000	Kerry Properties Ltd.	26,852
27,324	New World Development Co., Ltd.	29,948
20,534	Sino Land Co., Ltd.	34,209
13,328	Sun Hung Kai Properties Ltd.	184,574
6,500	Swire Pacific Ltd.	72,289
4,550	Swire Properties Ltd. (a)	11,464
13,200	Wharf Holdings Ltd.	75,061

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
10,000	Wheelock & Co., Ltd.	$31,914
		842,131
	Road & Rail
15,242	MTR Corp.	50,805
	Total Hong Kong	2,097,232
	India (0.2%)
	Commercial Banks
11,087	HDFC Bank Ltd. ADR	344,030
11,047	ICICI Bank Ltd. ADR	400,012
		744,042
	Oil, Gas & Consumable Fuels
16,376	Cairn Energy PLC (a)	72,719
	Total India	816,761
	Indonesia (0.3%)
	Automobiles
29,000	Astra International Tbk PT	254,516
	Commercial Banks
169,000	Bank Central Asia Tbk PT	150,389
46,500	Bank Danamon Indonesia Tbk PT	23,405
103,500	Bank Mandiri Tbk PT	77,136
70,000	Bank Negara Indonesia Persero Tbk PT	28,226
161,000	Bank Rakyat Indonesia Persero Tbk PT	122,675
		401,831
	Construction Materials
20,500	Indocement Tunggal Prakarsa Tbk PT	38,651
56,000	Semen Gresik Persero Tbk PT	70,390
		109,041

NUMBER OF SHARES		VALUE
	Diversified Telecommunication Services
131,000	Telekomunikasi Indonesia Tbk PT	$99,817
	Food Products
69,000	Indofood Sukses Makmur Tbk PT	36,841
	Gas Utilities
159,000	Perusahaan Gas Negara PT	59,691
	Household Products
19,000	Unilever Indonesia Tbk PT	41,424
	Machinery
25,787	United Tractors Tbk PT	81,319
	Oil, Gas & Consumable Fuels
153,800	Adaro Energy Tbk PT	31,307
257,500	Bumi Resources Tbk PT	73,040
6,000	Indo Tambangraya Megah Tbk PT	24,494
12,500	Tambang Batubara Bukit Asam Tbk PT	28,017
		156,858
	Tobacco
9,500	Gudang Garam Tbk PT	60,234
	Total Indonesia	1,301,572
	Italy (0.5%)
	Aerospace & Defense
4,799	Finmeccanica SpA	21,594
	Automobiles
8,670	Fiat SpA	52,009

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	Commercial Banks
120,612	Intesa Sanpaolo SpA	$230,339
17,827	UniCredit SpA	88,378
		318,717
	Diversified Telecommunication Services
127,093	Telecom Italia SpA	106,313
142,349	Telecom Italia SpA	144,770
		251,083
	Electric Utilities
82,927	Enel SpA	339,086
	Energy Equipment & Services
2,576	Saipem SpA	120,562
	Gas Utilities
45,529	Snam Rete Gas SpA	205,224
	Insurance
20,105	Assicurazioni Generali SpA	313,739
	Machinery
5,967	Fiat Industrial SpA (a)	58,460
	Oil, Gas & Consumable Fuels
31,745	ENI SpA	701,756
	Textiles, Apparel & Luxury Goods
1,567	Luxottica Group SpA	51,632
	Transportation Infrastructure
4,173	Atlantia SpA	64,956
	Total Italy	2,498,818

NUMBER OF SHARES		VALUE
	Japan (5.0%)
	Air Freight & Logistics
8,600	Yamato Holdings Co., Ltd.	$142,280
	Auto Components
3,700	Aisin Seiki Co., Ltd.	116,893
8,600	Bridgestone Corp.	196,101
8,100	Denso Corp.	240,705
3,600	Toyota Industries Corp.	103,248
		656,947
	Automobiles
19,795	Honda Motor Co., Ltd. ADR	674,020
24,000	Mazda Motor Corp. (a)	39,675
93,000	Mitsubishi Motors Corp. (a)	112,254
31,800	Nissan Motor Co., Ltd.	299,976
5,600	Suzuki Motor Corp.	127,693
36,500	Toyota Motor Corp.	1,345,644
		2,599,262
	Beverages
4,800	Asahi Group Holdings Ltd.	106,114
13,000	Kirin Holdings Co., Ltd.	159,302
		265,416
	Building Products
15,000	Asahi Glass Co., Ltd.	122,212
3,500	Daikin Industries Ltd.	101,482
5,100	JS Group Corp.	105,453
		329,147
	Capital Markets
31,000	Daiwa Securities Group, Inc.	111,441

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
46,800	Nomura Holdings, Inc.	$171,309
		282,750
	Chemicals
25,000	Asahi Kasei Corp.	158,095
3,000	JSR Corp.	61,322
5,000	Kuraray Co., Ltd.	72,619
20,000	Mitsubishi Chemical Holdings Corp.	112,306
2,200	Nitto Denko Corp.	78,048
4,100	Shin-Etsu Chemical Co., Ltd.	213,015
22,000	Sumitomo Chemical Co., Ltd.	88,612
25,000	Toray Industries, Inc.	187,615
		971,632
	Commercial Banks
22,000	Bank of Yokohama Ltd. (The)	101,889
14,000	Chiba Bank Ltd. (The)	86,697
184,800	Mizuho Financial Group, Inc.	278,825
7,600	Resona Holdings, Inc.	33,802
12,000	Shizuoka Bank Ltd. (The)	123,117
17,300	Sumitomo Mitsui Financial Group, Inc.	550,413
37,000	Sumitomo Mitsui Trust Holdings, Inc.	115,534
		1,290,277
	Commercial Services & Supplies
11,000	Dai Nippon Printing Co., Ltd.	118,341
2,800	Secom Co., Ltd.	130,963
11,000	Toppan Printing Co., Ltd.	88,035
		337,339

NUMBER OF SHARES		VALUE
	Computers & Peripherals
25,000	Fujitsu Ltd.	$133,495
55,000	Toshiba Corp.	233,075
		366,570
	Construction & Engineering
3,000	JGC Corp.	82,616
	Diversified Financial Services
1,380	ORIX Corp.	129,092
	Diversified Telecommunication Services
7,600	Nippon Telegraph & Telephone Corp.	379,900
	Electric Utilities
7,400	Chubu Electric Power Co., Inc.	136,117
3,700	Chugoku Electric Power Co., Inc. (The)	67,670
4,200	Hokkaido Electric Power Co., Inc.	59,843
3,900	Hokuriku Electric Power Co.	75,677
6,200	Kansai Electric Power Co., Inc. (The)	99,808
3,900	Kyushu Electric Power Co., Inc.	56,029
5,500	Shikoku Electric Power Co., Inc.	159,400
6,600	Tohoku Electric Power Co., Inc.	62,259
13,700	Tokyo Electric Power Co., Inc. (The) (a)	37,566
		754,369

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	Electrical Equipment
26,000	Mitsubishi Electric Corp.	$233,325
1,400	Nidec Corp.	134,085
22,700	Sumitomo Electric Industries Ltd.	273,401
		640,811
	Electronic Equipment, Instruments & Components
7,400	FUJIFILM Holdings Corp.	175,437
63,000	Hitachi Ltd.	352,112
5,000	Hoya Corp.	106,009
2,000	Ibiden Co., Ltd.	40,803
600	Keyence Corp.	149,488
2,000	Kyocera Corp.	170,559
2,800	Murata Manufacturing Co., Ltd.	160,352
6,000	Nippon Electric Glass Co., Ltd.	52,270
2,800	Omron Corp.	56,463
1,400	TDK Corp.	66,767
		1,330,260
	Food & Staples Retailing
11,100	Aeon Co., Ltd.	146,359
10,800	Seven & I Holdings Co., Ltd.	304,078
		450,437
	Food Products
15,000	Ajinomoto Co., Inc.	181,055
	Gas Utilities
38,000	Osaka Gas Co., Ltd.	152,559
34,000	Tokyo Gas Co., Ltd.	157,019
		309,578

NUMBER OF SHARES		VALUE
	Health Care Equipment & Supplies
3,500	Olympus Corp.	$59,007
2,900	Terumo Corp.	139,064
		198,071
	Household Durables
24,200	Panasonic Corp.	195,899
12,000	Sekisui House Ltd.	112,726
15,000	Sharp Corp.	129,100
13,035	Sony Corp. ADR	237,498
		675,223
	Household Products
2,400	Unicharm Corp.	126,109
	Independent Power Producers & Energy Traders
2,700	Electric Power Development Co. Ltd.	71,698
	Industrial Conglomerates
31,000	Hankyu Hanshin Holdings, Inc.	139,097
	Information Technology Services
30	NTT Data Corp.	98,321
	Insurance
5,000	MS&AD Insurance Group Holdings	102,532
8,400	T&D Holdings, Inc.	85,410
6,200	Tokio Marine Holdings, Inc.	155,285
		343,227
	Internet & Catalog Retail
133	Rakuten, Inc.	134,187

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	Internet Software & Services
276	Yahoo! Japan Corp.	$84,299
	Leisure Equipment & Products
4,600	Nikon Corp.	112,616
	Machinery
2,400	FANUC Corp.	403,359
5,000	Japan Steel Works Ltd. (The)	40,409
38,000	Kawasaki Heavy Industries Ltd.	111,677
13,000	Komatsu Ltd.	366,531
17,000	Kubota Corp.	153,450
1,600	Makita Corp.	60,394
47,000	Mitsubishi Heavy Industries Ltd.	215,206
5,000	NGK Insulators Ltd.	64,156
10,000	NSK Ltd.	74,390
800	SMC Corp.	138,861
		1,628,433
	Marine
18,000	Mitsui OSK Lines Ltd.	68,013
34,000	Nippon Yusen KK	86,093
		154,106
	Media
3,200	Dentsu, Inc.	106,933
	Metals & Mining
5,800	JFE Holdings, Inc.	103,490
70,000	Kobe Steel Ltd.	114,799
71,000	Nippon Steel Corp.	174,193
49,000	Sumitomo Metal Industries Ltd.	87,431
8,000	Sumitomo Metal Mining Co., Ltd.	115,351
		595,264

NUMBER OF SHARES		VALUE
	Multi-line Retail
5,400	Isetan Mitsukoshi Holdings Ltd.	$60,858
	Office Electronics
13,800	Canon, Inc.	595,670
5,000	Konica Minolta Holdings, Inc.	36,408
11,000	Ricoh Co., Ltd.	92,797
		724,875
	Oil, Gas & Consumable Fuels
12	Inpex Corp.	81,868
	Paper & Forest Products
13,000	OJI Paper Co., Ltd.	66,859
	Personal Products
7,700	Kao Corp.	202,653
6,500	Shiseido Co., Ltd.	119,306
		321,959
	Pharmaceuticals
4,900	Astellas Pharma, Inc.	201,220
4,900	Chugai Pharmaceutical Co., Ltd.	77,852
9,300	Daiichi Sankyo Co., Ltd.	177,044
3,800	Eisai Co., Ltd.	157,295
1,500	Ono Pharmaceutical Co., Ltd.	84,624
6,400	Shionogi & Co., Ltd.	85,395
9,700	Takeda Pharmaceutical Co., Ltd.	421,241
		1,204,671
	Real Estate Investment Trusts (REITs)
8	Japan Real Estate Investment Corp. REIT	70,008

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
8	Nippon Building Fund, Inc. REIT	$71,792
		141,800
	Real Estate Management & Development
1,400	Daito Trust Construction Co., Ltd.	131,881
11,000	Daiwa House Industry Co., Ltd.	138,979
16,000	Mitsubishi Estate Co., Ltd.	255,471
12,000	Mitsui Fudosan Co., Ltd.	197,271
7,000	Sumitomo Realty & Development Co., Ltd.	132,984
		856,586
	Road & Rail
22	Central Japan Railway Co.	189,058
4,600	East Japan Railway Co.	297,835
10,000	Keikyu Corp.	91,577
10,000	Keio Corp.	73,734
39,000	Kintetsu Corp.	157,085
22,000	Nippon Express Co., Ltd.	88,035
16,000	Odakyu Electric Railway Co., Ltd.	158,908
33,000	Tobu Railway Co., Ltd.	172,750
18,000	Tokyu Corp.	88,559
2,800	West Japan Railway Co.	118,657
		1,436,198

NUMBER OF SHARES		VALUE
	Semiconductors & Semiconductor Equipment
2,300	Advantest Corp.	$26,404
1,200	Rohm Co., Ltd.	59,512
2,000	Tokyo Electron Ltd.	113,881
		199,797
	Software
1,300	Nintendo Co., Ltd.	176,358
1,800	Trend Micro, Inc.	57,197
		233,555
	Specialty Retail
600	Fast Retailing Co., Ltd.	119,260
1,370	Yamada Denki Co., Ltd.	87,355
		206,615
	Tobacco
78	Japan Tobacco, Inc.	383,758
	Trading Companies & Distributors
21,000	ITOCHU Corp.	228,405
29,000	Marubeni Corp.	200,131
16,900	Mitsubishi Corp.	385,583
25,900	Mitsui & Co., Ltd.	439,709
15,300	Sumitomo Corp.	219,804
		1,473,632
	Wireless Telecommunication Services
51	KDDI Corp.	323,183
193	NTT DoCoMo, Inc.	342,852
9,700	Softbank Corp.	270,180
		936,215
	Total Japan	24,296,568

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	Kazakhstan (0.0%)
	Metals & Mining
2,888	Kazakhmys PLC	$51,698
	Netherlands (0.5%)
	Air Freight & Logistics
4,151	PostNL N.V.	16,669
4,151	TNT Express N.V.	34,739
		51,408
	Beverages
3,715	Heineken N.V.	171,634
	Chemicals
4,370	Akzo Nobel N.V.	227,332
3,367	Koninklijke DSM N.V.	172,755
		400,087
	Diversified Financial Services
48,287	ING Groep N.V. CVA (a)	439,480
	Diversified Telecommunication Services
6,177	Koninklijke KPN N.V.	67,709
	Energy Equipment & Services
657	Fugro N.V. CVA	43,184
	Food & Staples Retailing
12,173	Koninklijke Ahold N.V.	161,299
	Food Products
15,199	Unilever N.V. CVA	505,973
	Industrial Conglomerates
12,069	Koninklijke Philips Electronics N.V.	243,907

NUMBER OF SHARES		VALUE
	Professional Services
1,207	Randstad Holding N.V.	$41,160
	Semiconductors & Semiconductor Equipment
3,267	ASML Holding N.V.	140,317
	Transportation Infrastructure
1,006	Koninklijke Vopak N.V.	54,662
	Total Netherlands	2,320,820
	Norway (0.2%)
	Chemicals
1,863	Yara International ASA	74,971
	Commercial Banks
11,497	DnB NOR ASA	121,300
	Diversified Telecommunication Services
16,466	Telenor ASA	268,446
	Energy Equipment & Services
1,677	Aker Solutions ASA	20,566
1,677	Kvaerner ASA (a)	3,716
2,860	Subsea 7 SA (a)	57,912
		82,194
	Industrial Conglomerates
9,524	Orkla ASA	77,189
	Metals & Mining
12,763	Norsk Hydro ASA	67,437
	Oil, Gas & Consumable Fuels
12,789	Statoil ASA	320,651

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	Semiconductors & Semiconductor Equipment
6,482	Renewable Energy Corp. ASA (a)	$4,821
	Total Norway	1,017,009
	Peru (0.0%)
	Metals & Mining
2,843	Cia de Minas Buenaventura SA ADR	121,965
	Poland (0.0%)
	Food & Staples Retailing
3,072	Jeronimo Martins SGPS SA (a)	51,294
	Portugal (0.0%)
	Diversified Telecommunication Services
11,841	Portugal Telecom SGPS SA (Registered)	58,857
	Oil, Gas & Consumable Fuels
2,866	Galp Energia SGPS SA, Class B	46,242
	Total Portugal	105,099
	Russia (0.7%)
	Commercial Banks
30,225	Sberbank of Russia ADR (a)	358,234
20,706	VTB Bank OJSC GDR	96,862
		455,096

NUMBER OF SHARES		VALUE
	Electric Utilities
24,753	Federal Hydrogenerating Co. JSC ADR	$96,042
	Food & Staples Retailing
5,653	Magnit OJSC GDR	145,226
	Metals & Mining
14,442	MMC Norilsk Nickel OJSC ADR	277,431
	Oil, Gas & Consumable Fuels
81,336	Gazprom OAO ADR	984,166
7,367	Lukoil OAO ADR	431,338
1,263	NovaTek OAO GDR	170,126
29,988	Rosneft Oil Co. GDR	221,011
15,000	Surgutneftegas OJSC ADR	139,350
5,085	Tatneft ADR	177,263
		2,123,254
	Wireless Telecommunication Services
9,100	Mobile Telesystems OJSC ADR	152,516
	Total Russia	3,249,565
	South Africa (0.1%)
	Beverages
9,819	SABMiller PLC	372,585
	Metals & Mining
3,064	AngloGold Ashanti Ltd. ADR	140,331
6,936	Gold Fields Ltd. ADR	113,958
4,943	Harmony Gold Mining Co., Ltd. ADR	59,613
		313,902
	Total South Africa	686,487

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	Spain (0.4%)
	Airlines
13,928	International Consolidated Airlines Group SA (a)	$38,805
	Commercial Banks
45,352	Banco Bilbao Vizcaya Argentaria SA	395,920
15,764	Banco Popular Espanol SA	67,840
90,268	Banco Santander SA	702,546
11,821	CaixaBank	59,407
		1,225,713
	Construction & Engineering
3,511	ACS Actividades de Construccion y Servicios SA	108,292
	Electric Utilities
40,863	Iberdrola SA	240,635
1,327	Red Electrica Corp. SA	61,039
		301,674
	Food & Staples Retailing
6,563	Distribuidora Internacional de Alimentacion SA (a)	30,313
	Oil, Gas & Consumable Fuels
3,053	Repsol YPF SA	83,863
	Specialty Retail
2,368	Inditex SA	206,601

NUMBER OF SHARES		VALUE
	Transportation Infrastructure
4,000	Abertis Infraestructuras SA	$67,391
	Total Spain	2,062,652
	Sweden (0.7%)
	Building Products
3,465	Assa Abloy AB, Class B	94,030
	Commercial Banks
27,526	Nordea Bank AB	230,445
14,986	Skandinaviska Enskilda Banken AB	94,223
5,789	Svenska Handelsbanken AB, Class A	173,606
4,898	Swedbank AB, Class A	70,347
		568,621
	Communications Equipment
27,294	Telefonaktiebolaget LM Ericsson, Class B	253,781
	Construction & Engineering
3,281	Skanska AB, Class B	57,300
	Diversified Financial Services
12,458	Investor AB, Class B	252,182
	Diversified Telecommunication Services
33,207	TeliaSonera AB	220,892
	Household Durables
2,950	Electrolux AB	54,035

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
5,449	Husqvarna AB, Class B	$28,781
		82,816
	Machinery
10,488	Atlas Copco AB, Class A	249,307
7,581	Atlas Copco AB, Class B	160,257
16,163	Sandvik AB	238,792
5,471	Scania AB, Class B	94,259
6,655	SKF AB, Class B	157,020
8,741	Volvo AB, Class B	113,013
		1,012,648
	Media
443	Modern Times Group AB, Class B	22,174
	Paper & Forest Products
9,071	Svenska Cellulosa AB, Class B	151,483
	Specialty Retail
10,949	Hennes & Mauritz AB, Class B	358,448
	Tobacco
4,439	Swedish Match AB	154,590
	Wireless Telecommunication Services
1,401	Millicom International Cellular SA SDR	138,504
	Total Sweden	3,367,469
	Switzerland (1.6%)
	Biotechnology
971	Actelion Ltd. (Registered) (a)	37,184

NUMBER OF SHARES		VALUE
	Building Products
814	Geberit AG (Registered) (a)	$168,106
	Capital Markets
14,383	Credit Suisse Group AG (Registered) (a)	373,130
2,123	Julius Baer Group Ltd. (a)	86,257
25,821	UBS AG (Registered) (a)	351,480
		810,867
	Chemicals
82	Givaudan SA (Registered) (a)	76,566
791	Syngenta AG (Registered) (a)	239,234
		315,800
	Diversified Telecommunication Services
691	Swisscom AG (Registered)	272,722
	Electrical Equipment
34,134	ABB Ltd. (Registered) (a)	712,716
	Energy Equipment & Services
2,790	Transocean Ltd.	132,271
	Food Products
33,962	Nestle SA (Registered)	1,946,220
	Health Care Equipment & Supplies
880	Sonova Holding AG (Registered) (a)	89,912
633	Synthes, Inc. (e)	107,827
		197,739

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	Insurance
836	Swiss Re AG (a)	$45,346
2,309	Zurich Financial Services AG (a)	554,361
		599,707
	Life Sciences Tools & Services
481	Lonza Group AG (Registered) (a)	25,965
	Marine
673	Kuehne & Nagel International AG (Registered)	84,591
	Pharmaceuticals
20,737	Novartis AG (Registered)	1,121,893
5,581	Roche Holding AG (Genusschein)	944,617
		2,066,510
	Professional Services
1,264	Adecco SA (Registered) (a)	59,912
52	SGS SA (Registered)	93,323
		153,235
	Textiles, Apparel & Luxury Goods
4,550	Cie Financiere Richemont SA	257,528
300	Swatch Group AG (The)	126,388
		383,916
	Total Switzerland	7,907,549
	United Kingdom (4.6%)
	Aerospace & Defense
50,134	BAE Systems PLC	243,166

NUMBER OF SHARES		VALUE
34,001	Rolls-Royce Holdings PLC (a)	$394,072
		637,238
	Beverages
24,100	Diageo PLC	532,435
	Capital Markets
17,668	3i Group PLC	51,395
9,538	Investec PLC	56,468
15,236	Man Group PLC	27,778
		135,641
	Chemicals
2,447	Johnson Matthey PLC	79,086
	Commercial Banks
126,770	Barclays PLC	424,599
154,689	HSBC Holdings PLC	1,291,192
378,183	Lloyds Banking Group PLC (a)	182,477
206,210	Royal Bank of Scotland Group PLC (a)	86,500
20,828	Standard Chartered PLC	503,471
		2,488,239
	Commercial Services & Supplies
2,555	Aggreko PLC	84,348
4,000	Babcock International Group PLC	45,982
14,808	G4S PLC	62,886
5,878	Serco Group PLC	47,054
		240,270
	Diversified Telecommunication Services
97,290	BT Group PLC	311,985
4,106	Inmarsat PLC	25,907
		337,892

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	Electric Utilities
17,803	SSE PLC	$343,100
	Energy Equipment & Services
3,969	AMEC PLC	62,794
3,181	Petrofac Ltd.	72,933
		135,727
	Food & Staples Retailing
76,742	Tesco PLC	386,493
20,218	WM Morrison Supermarkets PLC	91,118
		477,611
	Food Products
1,859	Associated British Foods PLC	33,776
12,866	Unilever PLC	414,811
		448,587
	Health Care Equipment & Supplies
10,831	Smith & Nephew PLC	104,965
	Hotels, Restaurants & Leisure
18,884	Compass Group PLC	175,271
15,728	TUI Travel PLC	47,412
		222,683
	Household Products
6,704	Reckitt Benckiser Group PLC	356,646
	Industrial Conglomerates
6,582	Smiths Group PLC	99,570
	Insurance
3,778	Admiral Group PLC	56,021
33,991	Aviva PLC	187,150
68,276	Legal & General Group PLC	124,158

NUMBER OF SHARES		VALUE
92,926	Old Mutual PLC	$213,792
30,382	Prudential PLC	335,371
84,310	RSA Insurance Group PLC	140,827
18,540	Standard Life PLC	63,631
		1,120,950
	Media
8,709	British Sky Broadcasting Group PLC	94,693
32,244	ITV PLC	38,057
12,346	Pearson PLC	228,205
3,587	Reed Elsevier PLC	29,675
28,419	WPP PLC	333,855
		724,485
	Metals & Mining
11,920	Anglo American PLC	492,880
20,282	BHP Billiton PLC	678,519
1,989	Lonmin PLC	32,346
976	Randgold Resources Ltd.	110,196
13,195	Rio Tinto PLC	791,162
1,623	Vedanta Resources PLC	30,563
19,195	Xstrata PLC	325,009
		2,460,675
	Multi-Utilities
51,376	Centrica PLC	237,532
32,023	National Grid PLC	318,919
		556,451
	Multi-line Retail
10,082	Marks & Spencer Group PLC	51,920
2,073	Next PLC	85,553
		137,473

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	Oil, Gas & Consumable Fuels
31,796	BG Group PLC	$713,984
185,959	BP PLC	1,379,752
35,351	Royal Dutch Shell PLC, Class A	1,248,096
26,772	Royal Dutch Shell PLC, Class B	973,895
8,594	Tullow Oil PLC	188,240
		4,503,967
	Pharmaceuticals
16,103	AstraZeneca PLC	775,083
58,487	GlaxoSmithKline PLC	1,299,511
5,377	Shire PLC	178,443
		2,253,037
	Professional Services
6,586	Capita Group PLC (The)	63,826
10,516	Experian PLC	142,429
1,847	Intertek Group PLC	61,470
		267,725
	Real Estate Investment Trusts (REITs)
13,703	British Land Co., PLC REIT	105,504
13,142	Land Securities Group PLC REIT	139,684
		245,188
	Semiconductors & Semiconductor Equipment
15,586	ARM Holdings PLC	149,696
	Textiles, Apparel & Luxury Goods
4,434	Burberry Group PLC	93,767

NUMBER OF SHARES		VALUE
	Tobacco
19,308	British American Tobacco PLC	$887,513
10,310	Imperial Tobacco Group PLC	368,796
		1,256,309
	Trading Companies & Distributors
3,683	Wolseley PLC	127,507
	Wireless Telecommunication Services
607,663	Vodafone Group PLC	1,635,505
	Total United Kingdom	22,172,425
	United States (26.2%)
	Aerospace & Defense
7,597	Alliant Techsystems, Inc.	451,338
3,700	Boeing Co. (The)	274,466
663	General Dynamics Corp.	45,853
942	Goodrich Corp.	117,515
4,454	Honeywell International, Inc.	258,510
663	Lockheed Martin Corp.	54,578
663	Northrop Grumman Corp.	38,487
997	Precision Castparts Corp.	163,189
22,091	Raytheon Co.	1,060,147
796	Rockwell Collins, Inc.	46,081
1,503	Textron, Inc.	38,296
1,654	United Technologies Corp.	129,591
		2,678,051

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	Air Freight & Logistics
1,155	C.H. Robinson Worldwide, Inc.	$79,510
515	Expeditors International of Washington, Inc.	22,995
1,607	FedEx Corp.	147,025
3,268	United Parcel Service, Inc., Class B	247,224
		496,754
	Auto Components
10,192	BorgWarner, Inc. (a)	760,629
29,090	Johnson Controls, Inc.	924,189
1,200	TRW Automotive Holdings Corp. (a)	45,024
		1,729,842
	Automobiles
10,545	Ford Motor Co.	130,969
	Beverages
10,862	Coca-Cola Co. (The)	733,511
1,313	Coca-Cola Enterprises, Inc.	35,175
670	Dr. Pepper Snapple Group, Inc.	26,009
1,100	Molson Coors Brewing Co.	47,179
7,141	PepsiCo, Inc.	468,950
		1,310,824
	Biotechnology
1,310	Alexion Pharmaceuticals, Inc. (a)	100,556
5,918	Amgen, Inc.	401,891
1,394	Biogen Idec, Inc. (a)	164,380
2,837	Celgene Corp. (a)	206,250
4,545	Gilead Sciences, Inc. (a)	221,978
700	Vertex Pharmaceuticals, Inc. (a)	25,865
		1,120,920

NUMBER OF SHARES		VALUE
	Building Products
14,965	Masco Corp.	$180,628
5,019	Owens Corning (a)	169,391
722	Universal Forest Products, Inc.	22,938
		372,957
	Capital Markets
2,735	Ameriprise Financial, Inc.	146,459
11,110	Bank of New York Mellon Corp. (The)	223,644
1,063	BlackRock, Inc.	193,466
6,993	Charles Schwab Corp. (The)	81,468
1,120	Franklin Resources, Inc.	118,832
6,223	Goldman Sachs Group, Inc. (The)	693,678
3,376	Invesco Ltd.	76,196
1,129	Legg Mason, Inc.	28,756
2,425	State Street Corp.	95,012
3,531	T. Rowe Price Group, Inc.	204,233
		1,861,744
	Chemicals
358	Air Products & Chemicals, Inc.	31,515
282	Airgas, Inc.	22,258
399	Celanese Corp.	19,435
4,361	CF Industries Holdings, Inc.	773,554
1,326	Dow Chemical Co. (The)	44,434
260	Eastman Chemical Co.	13,083
1,587	Ecolab, Inc.	95,918
20,119	EI du Pont de Nemours & Co.	1,023,856
394	FMC Corp.	36,516

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
1,242	Georgia Gulf Corp. (a)	$43,532
124	International Flavors & Fragrances, Inc.	6,921
576	LyondellBasell Industries N.V., Class A	24,826
2,687	Monsanto Co.	220,469
1,664	Mosaic Co. (The)	93,134
186	PPG Industries, Inc.	16,662
1,699	Praxair, Inc.	180,434
38	Sherwin-Williams Co. (The)	3,706
401	Sigma-Aldrich Corp.	27,284
		2,677,537
	Commercial Banks
11,791	BB&T Corp.	320,597
1,975	CIT Group, Inc. (a)	75,327
18,322	Fifth Third Bancorp	238,369
21,600	Huntington Bancshares, Inc.	123,336
25,709	KeyCorp	199,759
1,000	M&T Bank Corp.	79,740
4,230	PNC Financial Services Group, Inc.	249,232
37,868	Regions Financial Corp.	197,671
10,990	SunTrust Banks, Inc.	226,064
15,024	US Bancorp	423,977
51,714	Wells Fargo & Co.	1,510,566
5,600	Zions Bancorporation	94,304
		3,738,942
	Commercial Services & Supplies
1,225	Avery Dennison Corp.	33,259
1,313	Cintas Corp.	48,646
2,068	Iron Mountain, Inc.	63,736
2,106	Pitney Bowes, Inc.	39,951
3,108	Republic Services, Inc.	91,002

NUMBER OF SHARES		VALUE
2,662	RR Donnelley & Sons Co.	$30,240
949	Stericycle, Inc. (a)	79,735
3,380	Waste Management, Inc.	117,489
		504,058
	Communications Equipment
88,657	Ciena Corp. (a)	1,289,959
38,388	Cisco Systems, Inc.	753,557
4,680	Juniper Networks, Inc. (a)	97,952
2,334	Motorola Mobility Holdings, Inc. (a)	90,162
771	Motorola Solutions, Inc.	35,782
11,264	Qualcomm, Inc.	662,549
		2,929,961
	Computers & Peripherals
6,715	Apple, Inc. (a)	3,065,263
6,862	Dell, Inc. (a)	118,232
14,621	EMC Corp. (a)	376,637
25,299	Hewlett-Packard Co.	707,866
2,898	NetApp, Inc. (a)	109,371
21,485	SanDisk Corp. (a)	985,732
		5,363,101
	Construction & Engineering
884	Fluor Corp.	49,716
21,926	Foster Wheeler AG (a)	492,458
891	Jacobs Engineering Group, Inc. (a)	39,881
1,228	KBR, Inc.	39,468
20,535	URS Corp. (a)	845,015
		1,466,538
	Construction Materials
1,858	Eagle Materials, Inc.	54,644

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	Consumer Finance
3,458	American Express Co.	$173,384
3,862	Capital One Financial Corp.	176,687
2,669	Discover Financial Services	72,543
5,607	SLM Corp.	83,825
		506,439
	Containers & Packaging
515	Ball Corp.	20,219
566	Crown Holdings, Inc. (a)	20,416
282	Owens-Illinois, Inc. (a)	6,782
299	Sealed Air Corp.	5,959
		53,376
	Distributors
40,000	Li & Fung Ltd. (d)	87,476
	Diversified Consumer Services
715	Apollo Group, Inc., Class A (a)	37,473
2,900	H&R Block, Inc.	47,444
		84,917
	Diversified Financial Services
120,646	Bank of America Corp.	860,206
21,367	Citigroup, Inc. (See Note 6)	656,394
73,605	JPMorgan Chase & Co.	2,745,467
2,353	Leucadia National Corp.	65,320
692	Moody's Corp.	25,763
2,695	NASDAQ OMX Group, Inc. (The) (a)	66,782
3,854	NYSE Euronext	102,362
		4,522,294

NUMBER OF SHARES		VALUE
	Diversified Telecommunication Services
29,366	AT&T, Inc.	$863,654
19,194	CenturyLink, Inc.	710,754
8,200	Frontier Communications Corp.	35,096
41,812	Verizon Communications, Inc.	1,574,640
		3,184,144
	Electric Utilities
4,499	American Electric Power Co., Inc.	177,980
9,293	Duke Energy Corp.	198,034
3,472	Edison International	142,491
1,505	Entergy Corp.	104,417
5,721	Exelon Corp.	227,581
3,566	FirstEnergy Corp.	150,557
3,188	NextEra Energy, Inc.	190,802
4,505	PPL Corp.	125,194
1,877	Progress Energy, Inc.	101,977
5,910	Southern Co.	269,260
		1,688,293
	Electrical Equipment
450	AMETEK, Inc.	21,150
964	Cooper Industries PLC	56,992
5,137	Emerson Electric Co.	263,939
1,720	Rockwell Automation, Inc.	133,936
339	Roper Industries, Inc.	31,659
		507,676
	Electronic Equipment, Instruments & Components
20,375	Arrow Electronics, Inc. (a)	841,284

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
2,325	Corning, Inc.	$29,923
2,080	TE Connectivity Ltd.	70,928
		942,135
	Energy Equipment & Services
3,645	Baker Hughes, Inc.	179,079
1,619	Cameron International Corp. (a)	86,131
1,979	FMC Technologies, Inc. (a)	101,147
6,916	Halliburton Co.	254,370
641	Helmerich & Payne, Inc.	39,556
3,980	National Oilwell Varco, Inc.	294,440
800	Noble Corp. (a)	27,872
9,851	Schlumberger Ltd.	740,500
5,654	Tenaris SA	110,714
5,624	Weatherford International Ltd. (a)	94,146
		1,927,955
	Food & Staples Retailing
6,163	Costco Wholesale Corp.	507,030
7,139	Kroger Co. (The)	169,623
31,593	Safeway, Inc.	694,414
7,509	Sysco Corp.	226,096
22,794	Wal-Mart Stores, Inc.	1,398,640
11,891	Walgreen Co.	396,684
1,987	Whole Foods Market, Inc.	147,097
		3,539,584
	Food Products
3,188	Archer-Daniels- Midland Co.	91,273
700	Bunge Ltd.	40,089
39,999	ConAgra Foods, Inc.	1,066,773
4,805	General Mills, Inc.	191,383

NUMBER OF SHARES		VALUE
2,369	H.J. Heinz Co.	$122,833
414	Hershey Co. (The)	25,287
700	JM Smucker Co. (The)	55,146
2,013	Kellogg Co.	99,684
7,910	Kraft Foods, Inc., Class A	302,953
1,393	Mead Johnson Nutrition Co.	103,207
2,000	Sara Lee Corp.	38,300
39,383	Smithfield Foods, Inc. (a)	879,422
2,000	Tyson Foods, Inc., Class A	37,280
		3,053,630
	Gas Utilities
1,600	Oneok, Inc.	133,056
	Health Care Equipment & Supplies
4,394	Baxter International, Inc.	243,779
1,890	Becton Dickinson and Co.	148,195
9,574	Boston Scientific Corp. (a)	57,061
2,361	Covidien PLC	121,592
481	CR Bard, Inc.	44,502
586	Edwards Lifesciences Corp. (a)	48,445
1,510	Hologic, Inc. (a)	30,789
501	Intuitive Surgical, Inc. (a)	230,415
8,000	Medtronic, Inc.	308,560
2,940	St. Jude Medical, Inc.	122,627
2,488	Stryker Corp.	137,910
708	Varian Medical Systems, Inc. (a)	46,636
1,871	Zimmer Holdings, Inc. (a)	113,663
		1,654,174

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	Health Care Providers & Services
1,851	Aetna, Inc.	$80,889
3,423	Amerisource Bergen Corp.	133,394
3,383	Cardinal Health, Inc.	145,571
1,673	CIGNA Corp.	75,001
30,421	Coventry Health Care, Inc. (a)	914,759
569	DaVita, Inc. (a)	46,550
4,022	Express Scripts, Inc. (a)	205,766
43,400	HealthSouth Corp. (a)	837,186
642	Henry Schein, Inc. (a)	45,511
757	Humana, Inc.	67,388
526	Laboratory Corp. of America Holdings (a)	48,071
1,955	McKesson Corp.	159,763
3,167	Medco Health Solutions, Inc. (a)	196,417
26,605	Omnicare, Inc.	873,442
1,072	Quest Diagnostics, Inc.	62,262
5,142	UnitedHealth Group, Inc.	266,304
18,042	Universal Health Services, Inc., Class B	744,954
1,901	WellPoint, Inc.	122,272
		5,025,500
	Health Care Technology
946	Cerner Corp. (a)	57,602
	Hotels, Restaurants & Leisure
1,623	Carnival Corp.	49,014
328	Chipotle Mexican Grill, Inc. (a)	120,471

NUMBER OF SHARES		VALUE
643	Darden Restaurants, Inc.	$29,494
1,459	International Game Technology	23,242
2,353	Las Vegas Sands Corp. (a)	115,556
1,497	Marriott International, Inc., Class A	51,572
149	Marriott Vacations Worldwide Corp. (a)	3,092
17,330	McDonald's Corp.	1,716,536
1,732	MGM Resorts International (a)	22,603
1,400	Royal Caribbean Cruises Ltd.	38,052
4,797	Starbucks Corp.	229,920
761	Starwood Hotels & Resorts Worldwide, Inc.	41,277
678	Wynn Resorts Ltd.	78,126
20,421	Yum! Brands, Inc.	1,293,262
		3,812,217
	Household Durables
43,117	D.R. Horton, Inc.	600,189
10,636	KB Home	95,937
24,522	Lennar Corp., Class A	526,978
2,484	M/I Homes, Inc. (a)	28,193
6,491	MDC Holdings, Inc.	128,651
4,579	Meritage Homes Corp. (a)	110,812
2,879	Mohawk Industries, Inc. (a)	176,080
710	NVR, Inc. (a)	492,207
51,120	Pulte Group, Inc. (a)	380,844
5,880	Ryland Group, Inc. (The)	107,016
376	Skyline Corp.	2,335
46,694	Standard Pacific Corp. (a)	169,966

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
58,686	Toll Brothers, Inc. (a)	$1,279,942
		4,099,150
	Household Products
1,411	Clorox Co. (The)	96,879
4,665	Colgate-Palmolive Co.	423,209
3,573	Kimberly-Clark Corp.	255,684
21,257	Procter & Gamble Co. (The)	1,340,041
		2,115,813
	Independent Power Producers & Energy Traders
2,155	Constellation Energy Group, Inc.	78,507
22,387	NRG Energy, Inc. (a)	377,892
		456,399
	Industrial Conglomerates
1,340	3M Co.	116,191
3,385	Danaher Corp.	177,746
73,862	General Electric Co.	1,381,958
24,169	Tyco International Ltd.	1,231,411
		2,907,306
	Information Technology Services
3,712	Accenture PLC, Class A	212,846
1,053	Automatic Data Processing, Inc.	57,683
2,632	Cognizant Technology Solutions Corp., Class A (a)	188,846
823	Fiserv, Inc. (a)	51,758
11,854	International Business Machines Corp.	2,283,080
687	Mastercard, Inc., Class A	244,277
1,397	Paychex, Inc.	44,006

NUMBER OF SHARES		VALUE
2,706	Visa, Inc., Class A	$272,332
4,462	Western Union Co. (The)	85,224
		3,440,052
	Insurance
14,949	Assurant, Inc.	591,980
17,909	Chubb Corp. (The)	1,207,246
34,542	Fidelity National Financial, Inc.	628,319
19,355	Lincoln National Corp.	416,907
7,680	PartnerRe Ltd.	502,426
17,910	Principal Financial Group, Inc.	489,122
29,097	Unum Group	664,284
		4,500,284
	Internet & Catalog Retail
1,406	Amazon.com, Inc. (a)	273,383
306	Expedia, Inc.	9,905
106	NetFlix, Inc. (a)	12,741
323	Priceline.com, Inc. (a)	171,022
306	TripAdvisor, Inc. (a)	10,071
		477,122
	Internet Software & Services
1,337	Akamai Technologies, Inc. (a)	43,118
6,676	eBay, Inc. (a)	210,962
1,420	Google, Inc., Class A (a)	823,756
35,077	Yahoo!, Inc. (a)	542,641
		1,620,477
	Leisure Equipment & Products
1,000	Mattel, Inc.	31,000

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	Life Sciences Tools & Services
2,439	Agilent Technologies, Inc. (a)	$103,584
700	Illumina, Inc. (a)	36,232
900	Life Technologies Corp. (a)	43,587
2,403	Thermo Fisher Scientific, Inc. (a)	127,119
400	Waters Corp. (a)	34,628
		345,150
	Machinery
4,392	Caterpillar, Inc.	479,255
1,343	Cummins, Inc.	139,672
2,796	Deere & Co.	240,875
311	Dover Corp.	19,721
1,194	Eaton Corp.	58,542
287	Flowserve Corp.	31,619
19,778	Illinois Tool Works, Inc.	1,048,827
971	Ingersoll-Rand PLC	33,927
419	Joy Global, Inc.	37,999
2,572	PACCAR, Inc.	113,682
693	Pall Corp.	41,358
300	Stanley Black & Decker, Inc.	21,054
1,144	Xylem, Inc.	29,641
		2,296,172
	Media
2,651	Cablevision Systems Corp.	38,572
6,670	CBS Corp., Class B	189,962
11,543	Comcast Corp., Class A	306,928
4,401	Comcast Corp., Class A	112,181
8,109	DIRECTV, Class A (a)	364,986
1,176	Discovery Communications, Inc. (a)	50,427

NUMBER OF SHARES		VALUE
1,229	Discovery Communications, Inc., Class C (a)	$47,747
4,650	Interpublic Group of Cos., Inc. (The)	48,035
1,166	Liberty Global, Inc., Series A (a)	53,496
1,140	Liberty Global, Inc., Series C (a)	50,342
3,249	McGraw-Hill Cos., Inc. (The)	149,454
15,513	News Corp., Class A	292,110
3,316	News Corp., Class B	64,563
1,961	Omnicom Group, Inc.	89,441
632	Scripps Networks Interactive, Inc., Class A	27,404
3,131	Time Warner Cable, Inc.	230,817
36,638	Time Warner, Inc.	1,357,804
3,446	Viacom, Inc., Class B	162,100
2,494	Virgin Media, Inc.	59,457
9,956	Walt Disney Co. (The)	387,288
		4,083,114
	Metals & Mining
3,482	Alcoa, Inc.	35,377
402	Allegheny Technologies, Inc.	18,247
1,033	Allied Nevada Gold Corp. (a)	37,116
1,873	Aurizon Mines Ltd. (a)	10,358
986	Cliffs Natural Resources, Inc.	71,239
1,040	Coeur d'Alene Mines Corp. (a)	28,766
1,863	Freeport-McMoRan Copper & Gold, Inc.	86,089
3,057	Golden Star Resources Ltd. (a)	6,603

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
5,461	Great Basin Gold Ltd. (a)	$6,881
3,252	Hecla Mining Co.	17,106
4,366	IAMGOLD Corp.	73,087
10,684	Molycorp, Inc. (a)	330,990
6,578	Newmont Mining Corp.	404,415
631	Nucor Corp.	28,073
630	Royal Gold, Inc.	47,968
496	Seabridge Gold, Inc. (a)	10,004
938	Silver Standard Resources, Inc. (a)	16,199
58,542	Steel Dynamics, Inc.	933,745
1,137	Tanzanian Royalty Exploration Corp. (a)	3,763
408	United States Steel Corp.	12,318
		2,178,344
	Multi-Utilities
2,816	Ameren Corp.	89,098
5,254	CenterPoint Energy, Inc.	97,041
2,627	Consolidated Edison, Inc.	154,888
4,688	Dominion Resources, Inc.	234,587
1,783	DTE Energy Co.	94,873
17,449	Integrys Energy Group, Inc.	905,778
3,283	PG&E Corp.	133,487
4,499	Public Service Enterprise Group, Inc.	136,500
2,438	Sempra Energy	138,722
2,911	Wisconsin Energy Corp.	98,974
4,316	Xcel Energy, Inc.	114,806
		2,198,754

NUMBER OF SHARES		VALUE
	Multi-line Retail
274	Dollar General Corp. (a)	$11,675
274	Dollar Tree, Inc. (a)	23,238
274	Family Dollar Stores, Inc.	15,289
1,790	Kohl's Corp.	82,322
512	Nordstrom, Inc.	25,283
2,192	Target Corp.	111,376
		269,183
	Office Electronics
4,000	Xerox Corp.	31,000
	Oil, Gas & Consumable Fuels
738	Alpha Natural Resources, Inc. (a)	14,849
17,432	Anadarko Petroleum Corp.	1,407,111
2,487	Apache Corp.	245,914
843	Arch Coal, Inc.	12,164
26,045	Chesapeake Energy Corp.	550,331
21,043	Chevron Corp.	2,169,112
548	Concho Resources, Inc. (a)	58,450
23,104	ConocoPhillips	1,575,924
1,194	Consol Energy, Inc.	42,674
2,338	Devon Energy Corp.	149,188
5,087	El Paso Corp.	136,688
1,935	EOG Resources, Inc.	205,381
908	EQT Corp.	45,872
38,585	Exxon Mobil Corp.	3,231,108
12,175	Hess Corp.	685,452
4,183	Marathon Oil Corp.	131,304
1,944	Marathon Petroleum Corp.	74,300
899	Murphy Oil Corp.	53,580
510	Newfield Exploration Co. (a)	19,283

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
1,285	Noble Energy, Inc.	$129,361
7,456	Occidental Petroleum Corp.	743,885
2,384	Peabody Energy Corp.	81,271
729	Pioneer Natural Resources Co.	72,390
1,124	QEP Resources, Inc.	32,191
1,324	Range Resources Corp.	76,156
3,029	Southwestern Energy Co. (a)	94,323
4,743	Spectra Energy Corp.	149,357
1,336	Ultra Petroleum Corp. (a)	32,104
3,311	Valero Energy Corp.	79,431
8,602	Williams Cos., Inc. (The)	247,910
3,456	WPX Energy, Inc. (a)	56,955
		12,604,019
	Paper & Forest Products
527	Deltic Timber Corp.	35,899
455	International Paper Co.	14,169
5,748	Louisiana-Pacific Corp. (a)	48,973
24,131	MeadWestvaco Corp.	710,417
		809,458
	Personal Products
4,300	Avon Products, Inc.	76,411
3,254	Estee Lauder Cos., Inc. (The), Class A	188,504
		264,915
	Pharmaceuticals
28,369	Abbott Laboratories	1,536,181
1,817	Allergan, Inc.	159,733
53,646	Bristol-Myers Squibb Co.	1,729,547

NUMBER OF SHARES		VALUE
4,932	Eli Lilly & Co.	$195,998
972	Hospira, Inc. (a)	33,495
13,046	Johnson & Johnson	859,862
14,451	Merck & Co., Inc.	552,895
1,700	Mylan, Inc. (a)	35,275
400	Perrigo Co.	38,240
37,151	Pfizer, Inc.	795,031
400	Watson Pharmaceuticals, Inc. (a)	23,452
		5,959,709
	Professional Services
665	Dun & Bradstreet Corp. (The)	55,068
1,333	Equifax, Inc.	51,947
541	IHS, Inc., Class A (a)	48,409
1,354	Manpower, Inc.	54,309
1,949	Robert Half International, Inc.	53,968
1,789	Verisk Analytics, Inc., Class A (a)	71,685
		335,386
	Real Estate Investment Trusts (REITs)
3,590	American Tower Corp. REIT	228,001
2,608	Annaly Capital Management, Inc. REIT	43,919
1,383	AvalonBay Communities, Inc. REIT	188,102
1,481	Boston Properties, Inc. REIT	154,098
2,792	Equity Residential REIT	166,264
1,323	General Growth Properties, Inc. REIT	20,877
1,242	HCP, Inc. REIT	52,201

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
554	Health Care REIT, Inc. REIT	$31,694
9,350	Host Hotels & Resorts, Inc. REIT	153,527
1,278	Kimco Realty Corp. REIT	23,323
454	Liberty Property Trust REIT	15,114
462	Macerich Co. (The) REIT	25,087
487	Plum Creek Timber Co., Inc. REIT	18,886
4,344	ProLogis, Inc. REIT	137,748
3,611	Public Storage REIT	501,423
497	Rayonier, Inc. REIT	22,728
303	Regency Centers Corp. REIT	12,520
49	Rouse Properties, Inc. REIT (a)	606
5,112	Simon Property Group, Inc. REIT	694,516
403	Ventas, Inc. REIT	23,499
407	Vornado Realty Trust REIT	32,918
1,599	Weyerhaeuser Co. REIT	32,012
		2,579,063
	Real Estate Management & Development
5,924	CBRE Group, Inc. (a)	114,333
9,091	Lend Lease Group REIT (Stapled Securities) (b)(c)	70,938
		185,271
	Road & Rail
5,709	CSX Corp.	128,738
312	JB Hunt Transport Services, Inc.	15,934

NUMBER OF SHARES		VALUE
17,551	Norfolk Southern Corp.	$1,267,182
2,210	Union Pacific Corp.	252,625
		1,664,479
	Semiconductors & Semiconductor Equipment
2,800	Advanced Micro Devices, Inc. (a)	18,788
4,324	Altera Corp.	172,052
4,095	Analog Devices, Inc.	160,237
5,700	Applied Materials, Inc.	69,996
1,100	Avago Technologies Ltd.	37,334
5,143	Broadcom Corp., Class A (a)	176,611
200	First Solar, Inc. (a)	8,456
46,780	Intel Corp.	1,235,928
800	KLA-Tencor Corp.	40,904
700	Lam Research Corp. (a)	29,813
1,300	Linear Technology Corp.	43,316
2,800	LSI Corp. (a)	21,196
2,600	Marvell Technology Group Ltd. (a)	40,378
1,100	Maxim Integrated Products, Inc.	29,524
700	Microchip Technology, Inc.	25,837
4,200	Micron Technology, Inc. (a)	31,878
2,600	NVIDIA Corp. (a)	38,402
10,606	Texas Instruments, Inc.	343,422
1,100	Xilinx, Inc.	39,435
		2,563,507

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	Software
3,095	Adobe Systems, Inc. (a)	$95,790
1,084	BMC Software, Inc. (a)	39,284
1,963	CA, Inc.	50,606
1,350	Citrix Systems, Inc. (a)	88,034
2,694	Intuit, Inc.	152,049
72,554	Microsoft Corp.	2,142,520
20,774	Oracle Corp.	585,827
18,177	Red Hat, Inc. (a)	842,867
666	Salesforce.com, Inc. (a)	77,789
5,573	Symantec Corp. (a)	95,800
		4,170,566
	Specialty Retail
232	Abercrombie & Fitch Co., Class A	10,658
232	Advance Auto Parts, Inc.	17,780
106	AutoZone, Inc. (a)	36,875
1,343	Bed Bath & Beyond, Inc. (a)	81,520
908	Best Buy Co., Inc.	21,747
575	CarMax, Inc. (a)	17,497
507	GameStop Corp., Class A (a)	11,844
55,777	Gap, Inc. (The)	1,058,647
29,049	Home Depot, Inc.	1,289,485
6,485	Lowe's Cos., Inc.	173,993
2,004	Ltd. Brands, Inc.	83,887
1,042	O'Reilly Automotive, Inc. (a)	84,933
274	PetSmart, Inc.	14,582
1,630	Ross Stores, Inc.	82,837
4,882	Staples, Inc.	71,424
401	Tiffany & Co.	25,584
1,975	TJX Cos., Inc.	134,577
274	Urban Outfitters, Inc. (a)	7,261
		3,225,131

NUMBER OF SHARES		VALUE
	Textiles, Apparel & Luxury Goods
1,228	Coach, Inc.	$86,021
1,502	NIKE, Inc., Class B	156,193
7,551	VF Corp.	992,881
		1,235,095
	Thrifts & Mortgage Finance
4,800	New York Community Bancorp, Inc.	60,912
	Tobacco
9,551	Altria Group, Inc.	271,249
700	Lorillard, Inc.	75,173
22,287	Philip Morris International, Inc.	1,666,399
22,832	Reynolds American, Inc.	895,699
		2,908,520
	Trading Companies & Distributors
1,990	Fastenal Co.	92,893
1,367	Watsco, Inc.	94,282
593	WW Grainger, Inc.	113,109
		300,284
	Wireless Telecommunication Services
3,369	Crown Castle International Corp. (a)	163,329
1,500	NII Holdings, Inc. (a)	30,165
20,300	Sprint Nextel Corp. (a)	43,036
		236,530
	Total United States	127,369,475
	Total Common Stocks (Cost $243,265,885)	254,510,671

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	Commodity Linked Security (5.0%)
	United States
23,938,000	Deutsche Bank AG Series 0005 (Cost $23,938,000) (e)(f)	$24,366,490
	Investment Companies (1.2%)
8,000	iShares MSCI Emerging Markets Index Fund	337,040
87,800	Market Vectors Russia ETF	2,651,560
110,800	Technology Select Sector SPDR Fund	2,997,140
	Total Investment Companies (Cost $5,619,206)	5,985,740
PRINCIPAL AMOUNT IN THOUSANDS
	Corporate Bonds (10.5%)
	Australia (0.8%)
	Basic Materials
$135	Rio Tinto Finance USA Ltd. 9.00% 05/01/19	188,138
	Communications
260	Telstra Corp., Ltd. (e) 4.80% 10/12/21	284,677
	Consumer, Cyclical
195	Wesfarmers Ltd. (e) 2.983% 05/18/16	198,599
	Consumer, Non-Cyclical
195	Woolworths Ltd. (e) 4.00% 09/22/20	203,998

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
		Finance
EUR	400	Australia & New Zealand Banking Group Ltd. 5.125% 09/10/19	$555,045
	$500	Commonwealth Bank of Australia (e) 2.90% 09/17/14	522,084
	355	Commonwealth Bank of Australia (e) 5.00% 10/15/19	382,968
	245	Macquarie Bank Ltd. (e) 6.625% 04/07/21	233,589
	235	Macquarie Group Ltd. (e) 6.00% 01/14/20	226,391
	400	National Australia Bank Ltd. (e) 3.375% 07/08/14	423,409
	325	QBE Capital Funding III Ltd. (e) 7.25% (g) 05/24/41	287,870
	90	Westpac Banking Corp. 3.00% 12/09/15	92,196
			2,723,552
		Information Technology
	245	Westpac Banking Corp. 4.20% 02/27/15	260,028
		Total Australia	3,858,992
		Belgium (0.1%)
		Consumer Staples
EUR	200	Ontex IV SA 7.50% 04/15/18	245,913

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Consumer, Non-Cyclical
$200	Anheuser-Busch InBev Worldwide, Inc. 4.125% 01/15/15	$218,043
85	Anheuser-Busch InBev Worldwide, Inc. 5.00% 04/15/20	98,958
45	Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14	50,359
		367,360
	Total Belgium	613,273
	Brazil (0.3%)
	Basic Materials
185	Vale Overseas Ltd. 5.625% 09/15/19	207,494
50	Vale Overseas Ltd. 6.875% 11/10/39	59,491
		266,985
	Energy
330	Petrobras International Finance Co. 5.75% 01/20/20	355,256
	Finance
465	Banco Bradesco SA (e) 4.125% 05/16/16	469,650
290	Banco Votorantim SA (e) 5.25% 02/11/16	295,075
		764,725
	Total Brazil	1,386,966
	Canada (0.3%)
	Basic Materials
220	Teck Resources Ltd. 10.25% 05/15/16	253,003

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
		Finance
	$615	Bank of Montreal (e) 2.85% 06/09/15	$650,615
	380	Brookfield Asset Management, Inc. 5.80% 04/25/17	407,581
			1,058,196
		Industrials
	65	Bombardier, Inc. (e) 7.50% 03/15/18	73,125
	135	Bombardier, Inc. (e) 7.75% 03/15/20	153,900
			227,025
		Total Canada	1,538,224
		France (0.8%)
		Communications
	145	Vivendi SA (e) 6.625% 04/04/18	163,205
		Consumer Staples
EUR	250	Europcar Groupe SA 4.962% (g) 05/15/13	268,150
		Consumer, Cyclical
	333	Cie Generale des Etablissements Michelin 0.00% 01/01/17	503,923
		Finance
	400	Banque Federative du Credit Mutuel SA 3.00% 10/29/15	516,629
	$455	BNP Paribas SA 5.00% 01/15/21	456,323
EUR	300	Credit Agricole SA 3.90% 04/19/21	318,692
	350	Credit Agricole SA 5.875% 06/11/19	445,624

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
	$250	Societe Generale SA 6.125% 08/20/18	$316,392
			2,053,660
		Utilities
	450	RTE EDF Transport SA 5.125% 09/12/18	667,057
		Total France	3,655,995
		Germany (0.3%)
		Communications
	150	Deutsche Telekom International Finance BV 8.75% 06/15/30	217,414
		Consumer, Cyclical
	45	Daimler Finance North America LLC 8.50% 01/18/31	64,253
		Finance
EUR	400	Deutsche Bank AG 5.00% 06/24/20	512,751
	300	Kreditanstalt fuer Wiederaufbau 1.50% 07/30/14	439,309
			952,060
		Health Care
	100	Celesio Finance B.V. 3.75% 10/29/14	129,987
		Total Germany	1,363,714
		Israel (0.1%)
		Consumer, Non-Cyclical
	$360	Teva Pharmaceutical Finance IV BV 3.65% 11/10/21	381,588

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
		Italy (0.7%)
		Communications
EUR	400	Telecom Italia Finance SA 7.75% 01/24/33	$509,049
		Finance
	500	Finmeccanica Finance SA 8.125% 12/03/13	685,661
	400	Intesa Sanpaolo SpA 4.125% 04/14/20	473,303
	$100	Intesa Sanpaolo SpA (e) 6.50% 02/24/21	92,443
EUR	500	UniCredit SpA 4.375% 02/10/14	655,160
	300	UniCredit SpA 5.75% 09/26/17	349,676
			2,256,243
		Industrials
	200	Wind Acquisition Finance SA 11.75% 07/15/17	240,053
		Utilities
	$650	Enel Finance International N.V. (e) 5.125% 10/07/19	595,513
		Total Italy	3,600,858
		Japan (0.1%)
		Finance
	470	Sumitomo Mitsui Banking Corp. (e) 3.95% 01/12/22	482,489

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
		Luxembourg (0.1%)
		Basic Materials
	$390	ArcelorMittal 9.85% 06/01/19	$460,431
		Mexico (0.1%)
		Finance
	625	BBVA Bancomer SA (e) 4.50% 03/10/16	631,875
		Netherlands (0.4%)
		Basic Materials
	40	LyondellBasell Industries N.V. (e) 6.00% 11/15/21	43,700
		Finance
EUR	200	ABN Amro Bank N.V. 3.625% 10/06/17	262,816
	$275	ABN Amro Bank N.V. 4.25% 02/02/17	274,730
	335	Aegon N.V. 4.625% 12/01/15	350,665
EUR	300	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, Series G 3.75% 11/09/20	366,477
	$600	ING Bank N.V. (e) 3.90% 03/19/14	632,328
			1,887,016
		Total Netherlands	1,930,716
		Russia (0.0%)
		Energy
	100	Gazprom OAO Via Gaz Capital SA (e) 6.51% 03/07/22	106,000

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
		Spain (0.3%)
		Communications
	$415	Telefonica Europe BV 8.25% 09/15/30	$476,277
		Finance
EUR	350	Gas Natural Capital Markets SA 4.125% 01/26/18	439,367
	$125	Santander Holdings USA, Inc. 4.625% 04/19/16	122,184
			561,551
		Utilities
	200	Iberdrola Finance Ireland Ltd. (e) 5.00% 09/11/19	196,531
		Total Spain	1,234,359
		Sweden (0.2%)
		Diversified
EUR	150	Industrivarden AB 1.875% 02/27/17	189,831
		Finance
	480	Nordea Bank AB 4.00% 03/29/21	593,791
		Total Sweden	783,622
		Switzerland (0.1%)
		Finance
	$175	ABB Treasury Center USA, Inc. (e) 2.50% 06/15/16	174,380
	110	Credit Suisse 5.40% 01/14/20	111,421
	90	Credit Suisse 6.00% 02/15/18	94,464
		Total Switzerland	380,265

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
		United Arab Emirates (0.1%)
		Finance
EUR	400	Aabar Investments PJSC 4.00% 05/27/16	$498,367
		United Kingdom (1.3%)
		Communications
	$265	WPP Finance 2010 (e) 4.75% 11/21/21	272,750
	100	WPP Finance UK 8.00% 09/15/14	112,773
			385,523
		Consumer, Non-Cyclical
	155	BAT International Finance PLC (e) 9.50% 11/15/18	211,766
EUR	350	Imperial Tobacco Finance PLC 8.375% 02/17/16	556,405
			768,171
		Finance
	650	Abbey National Treasury Services PLC 3.625% 10/14/16	866,275
	$265	Abbey National Treasury Services PLC (e) 3.875% 11/10/14	259,842
EUR	200	Barclays Bank PLC 6.00% 01/23/18	256,575
	250	Barclays Bank PLC 6.00% 01/14/21	307,947
	300	FCE Bank PLC 4.75% 01/19/15	402,229
	$385	HBOS PLC, Series G (e) 6.75% 05/21/18	339,138

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
EUR	400	HSBC Holdings PLC 6.00% 06/10/19	$572,370
	300	Lloyds TSB Bank PLC 6.375% 06/17/16	424,762
	$150	Lloyds TSB Bank PLC, MTN (e) 5.80% 01/13/20	153,062
	525	Nationwide Building Society (e) 6.25% 02/25/20	537,730
EUR	150	Royal Bank of Scotland PLC (The) 5.50% 03/23/20	197,417
	$160	Standard Chartered PLC (e) 3.85% 04/27/15	165,540
			4,482,887
		Industrials
EUR	300	BAA Funding Ltd. 4.60% 02/15/18	408,770
		Information Technology
	250	Lloyds TSB Bank PLC 6.50% 03/24/20	280,351
		Total United Kingdom	6,325,702
		United States (4.4%)
		Basic Materials
	$255	Barrick North America Finance LLC 4.40% 05/30/21	281,245
	200	Georgia-Pacific LLC 7.75% 11/15/29	257,730
	275	Georgia-Pacific LLC 8.875% 05/15/31	382,997
			921,972

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Communications
$210	AT&T, Inc. 6.30% 01/15/38	$256,991
70	AT&T, Inc. 6.55% 02/15/39	88,628
205	CBS Corp. 8.875% 05/15/19	270,187
40	CenturyLink, Inc. 6.45% 06/15/21	42,213
65	CenturyLink, Inc., Series Q 6.15% 09/15/19	66,064
170	Comcast Corp. 5.15% 03/01/20	197,645
105	Comcast Corp. 5.70% 05/15/18	123,313
50	Comcast Corp. 6.45% 03/15/37	61,499
95	DirecTV Holdings LLC/ DirecTV Financing Co., Inc. 5.875% 10/01/19	108,608
90	DirecTV Holdings LLC/ DirecTV Financing Co., Inc. 7.625% 05/15/16	94,924
55	Frontier Communications Corp. 8.50% 04/15/20	54,725
225	NBC Universal Media LLC 4.375% 04/01/21	244,741
135	News America, Inc. 4.50% 02/15/21	147,025
145	Omnicom Group, Inc. 4.45% 08/15/20	153,886
125	Qwest Corp. 6.875% 09/15/33	125,125
105	Time Warner Cable, Inc. 6.75% 06/15/39	126,593

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$75	Verizon Communications, Inc. 4.60% 04/01/21	$85,326
60	Verizon Communications, Inc. 5.85% 09/15/35	71,166
150	Verizon Communications, Inc. 6.35% 04/01/19	186,764
125	Verizon Communications, Inc. 8.95% 03/01/39	202,198
		2,707,621
	Consumer Staples
235	Philip Morris International, Inc. 5.65% 05/16/18	285,330
	Consumer, Cyclical
400	Chrysler Group LLC/ CG Co-Issuer, Inc. (e) 8.00% 06/15/19	386,000
175	Home Depot, Inc. 5.40% 09/15/40	209,278
400	Home Depot, Inc. 5.875% 12/16/36	500,247
90	JC Penney Co., Inc. 5.65% 06/01/20	90,675
151	JC Penney Corp., Inc. 6.375% 10/15/36	130,615
		1,316,815
	Consumer, Non-Cyclical
85	Altria Group, Inc. 4.125% 09/11/15	93,043
185	Altria Group, Inc. 9.25% 08/06/19	252,226
300	Boston Scientific Corp. 6.00% 01/15/20	342,065

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$115	Bunge Ltd. Finance Corp. 8.50% 06/15/19	$142,510
135	ConAgra Foods, Inc. 8.25% 09/15/30	179,142
484	Gilead Sciences, Inc. 1.00% 05/01/14	587,455
25	Gilead Sciences, Inc. 5.65% 12/01/41	28,605
230	Life Technologies Corp. 6.00% 03/01/20	260,138
265	SABMiller Holdings, Inc. (e) 3.75% 01/15/22	276,437
185	UnitedHealth Group, Inc. 3.375% 11/15/21	194,971
210	UnitedHealth Group, Inc. 4.625% 11/15/41	223,656
		2,580,248
	Energy
125	Kinder Morgan Energy Partners LP 5.95% 02/15/18	143,827
275	Marathon Petroleum Corp. 5.125% 03/01/21	292,765
190	Plains All American Pipeline LP/PAA Finance Corp. 6.70% 05/15/36	225,056
190	Plains All American Pipeline LP/PAA Finance Corp. 8.75% 05/01/19	245,162
		906,810

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Finance
$350	Bank of America Corp., Series L 5.65% 05/01/18	$358,538
180	Bear Stearns Cos. LLC (The) 6.40% 10/02/17	204,756
305	Bear Stearns Cos. LLC (The) 7.25% 02/01/18	365,162
180	BNP Paribas/BNP Paribas US Medium- Term Note Program LLC (e) 5.125% 01/15/15	174,832
75	Boston Properties LP 5.875% 10/15/19	86,769
455	Capital One Bank, USA NA 8.80% 07/15/19	551,047
245	Citigroup, Inc. (See Note 6) 6.125% 05/15/18	269,570
720	Citigroup, Inc. (See Note 6) 8.50% 05/22/19	880,956
235	Farmers Exchange Capital (e) 7.05% 07/15/28	258,345
275	General Electric Capital Corp. 5.30% 02/11/21	299,697
465	General Electric Capital Corp. 5.625% 05/01/18	533,842
635	General Electric Capital Corp., Series G 6.00% 08/07/19	736,374

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$275	Genworth Financial, Inc. 7.20% 02/15/21	$265,113
775	Goldman Sachs Group, Inc. (The) 6.15% 04/01/18	836,772
255	Goldman Sachs Group, Inc. (The) 6.75% 10/01/37	253,277
135	Harley-Davidson Funding Corp. (e) 6.80% 06/15/18	161,190
250	Jefferies Group, Inc. 3.875% 11/09/15	230,625
75	JPMorgan Chase & Co. 6.00% 01/15/18	85,138
1,280	Merrill Lynch & Co., Inc., MTN 6.875% 04/25/18	1,383,081
85	NASDAQ OMX Group, Inc. (The) 5.55% 01/15/20	89,263
265	Prudential Financial, Inc., MTN 4.75% 09/17/15	286,638
150	Prudential Financial, Inc., MTN 6.625% 12/01/37	175,770
435	SLM Corp., MTN 6.25% 01/25/16	444,406
		8,931,161
	Industrials
155	Agilent Technologies, Inc. 5.50% 09/14/15	173,687
375	CRH America, Inc. 6.00% 09/30/16	410,131
255	L-3 Communications Corp. 4.75% 07/15/20	261,616
		845,434

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
		Technology
	$410	Hewlett-Packard Co. 4.65% 12/09/21	$441,925
	731	Intel Corp. 2.95% 12/15/35	825,116
	145	KLA-Tencor Corp. 6.90% 05/01/18	171,660
	607	Lam Research Corp. (e) 1.25% 05/15/18	619,899
	670	Microsoft Corp. (e) 0.00% 06/15/13	698,475
			2,757,075
		Utilities
	375	PPL WEM Holdings PLC (e) 3.90% 05/01/16	393,135
		Total United States	21,645,601
		Total Corporate Bonds (Cost $49,678,015)	50,879,037
		Sovereign (14.8%)
		Australia (0.6%)
AUD	1,100	Australia Government Bond 5.25% 03/15/19	1,292,879
	1,600	Treasury Corp. of Victoria 5.75% 11/15/16	1,800,135
		Total Australia	3,093,014
		Bermuda (0.1%)
	$240	Bermuda Government International Bond (e) 5.603% 07/20/20	267,313

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
		Canada (1.3%)
EUR	300	Canada Government International Bond 3.50% 01/13/20	$449,253
CAD	4,150	Canadian Government Bond 4.25% 06/01/18	4,828,271
	$300	Province of Ontario Canada 4.00% 10/07/19	336,372
EUR	600	Province of Ontario Canada 4.00% 12/03/19	880,164
		Total Canada	6,494,060
		Denmark (0.1%)
DKK	3,300	Denmark Government Bond 4.00% 11/15/19	690,814
		France (1.2%)
EUR	200	France Government Bond OAT 3.25% 10/25/21	265,042
	1,000	France Government Bond OAT 4.00% 04/25/18	1,434,337
	3,000	French Treasury Note BTAN 3.00% 07/12/14	4,110,875
		Total France	5,810,254
		Germany (1.9%)
	$2,200	Bundesobligation 2.75% 04/08/16	3,135,255
	100	Bundesrepublik Deutschland 2.25% 09/04/21	136,593

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
	$750	Bundesrepublik Deutschland 3.50% 07/04/19	$1,129,451
	75	Bundesrepublik Deutschland 4.25% 07/04/17	115,536
	650	Bundesrepublik Deutschland 4.25% 07/04/39	1,134,945
	2,050	Bundesrepublik Deutschland 4.75% 07/04/34	3,676,760
		Total Germany	9,328,540
		Italy (0.8%)
EUR	850	Italy Buoni Poliennali Del Tesoro 3.00% 06/15/15	1,074,704
	1,100	Italy Buoni Poliennali Del Tesoro 4.50% 02/01/18	1,399,313
	800	Italy Buoni Poliennali Del Tesoro 5.00% 08/01/39	855,444
	$330	Republic of Italy 6.875% 09/27/23	340,296
		Total Italy	3,669,757
		Japan (4.3%)
JPY	110,000	Japan Finance Organization for Municipalities 1.90% 06/22/18	1,568,454
	140,000	Japan Government Ten Year Bond 1.30% 12/20/13	1,877,045
	380,000	Japan Government Ten Year Bond 1.40% 09/20/15	5,192,100

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
JPY	290,000	Japan Government Ten Year Bond 1.70% 06/20/18	$4,095,601
	120,000	Japan Government Ten Year Bond 1.90% 06/20/16	1,683,402
	505,000	Japan Government Thirty Year Bond 1.70% 06/20/33	6,546,873
		Total Japan	20,963,475
		Korea, Republic of (0.2%)
	$200	Korea Development Bank 3.875% 05/04/17	202,997
	200	Korea Development Bank 4.375% 08/10/15	208,972
	630	Korea Finance Corp. 4.625% 11/16/21	629,241
	150	Republic of Korea 7.125% 04/16/19	188,852
		Total Korea, Republic of	1,230,062
		Mexico (0.5%)
MXN	24,400	Mexican Bonos 10.00% 12/05/24	2,507,653
		Netherlands (0.6%)
EUR	1,800	Netherlands Government Bond 4.00% 07/15/19	2,711,449
	100	Netherlands Government Bond 4.00% 01/15/37	164,498
		Total Netherlands	2,875,947

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
		Norway (0.1%)
NOK	3,500	Norway Government Bond 6.50% 05/15/13	$634,478
		Poland (0.4%)
PLN	6,000	Poland Government Bond 5.25% 10/25/17	1,866,244
		South Africa (0.1%)
ZAR	3,000	South Africa Government Bond 7.25% 01/15/20	374,850
		Supernational (0.4%)
JPY	145,000	European Investment Bank 2.15% 01/18/27	1,905,782
		Sweden (0.3%)
SEK	7,800	Sweden Government Bond 4.25% 03/12/19	1,360,864
		United Kingdom (1.9%)
GBP	500	United Kingdom Gilt 2.75% 01/22/15	841,437
	1,300	United Kingdom Gilt 4.00% 09/07/16	2,340,505
	2,450	United Kingdom Gilt 4.25% 06/07/32	4,726,365
	570	United Kingdom Gilt 4.25% 09/07/39	1,108,786
		Total United Kingdom	9,017,093
		Total Sovereign (Cost $65,796,713)	72,090,200

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Municipal Bonds (0.1%)
$145	Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds 6.184% 01/01/34	$173,345
	Municipal Electric Authority of Georgia
160	6.637% 04/01/57	186,539
295	6.655% 04/01/57	338,344
	Total Municipal Bonds (Cost $603,725)	698,228
	Agency Fixed Rate Mortgages (5.4%)
	Federal Home Loan Mortgage Corporation, February TBA:
1,800	(h) 3.00% 02/25/27	1,875,094
1,805	(h) 3.50% 02/25/42	1,872,405
	Gold Pools:
883	4.00% 12/01/41	932,842
957	6.00% 11/01/37 - 02/01/38	1,053,318
308	6.50% 05/01/32 - 09/01/32	350,531
	Federal National Mortgage Association, Conventional Pools:
3,013	4.00% 11/01/41 - 01/01/42	3,190,503
3,257	4.50% 08/01/40 - 08/01/41	3,493,881
2,599	5.00% 01/01/41 - 03/01/41	2,830,676
2,528	5.50% 02/01/38 - 06/01/38	2,755,808

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$1,286	6.00% 03/01/37 - 10/01/38	$1,416,630
75	6.50% 12/01/29	86,343
773	7.00% 12/01/17 - 02/01/31	903,139
	Government National Mortgage Association, February TBA:
2,065	(h) 4.00% 02/25/42	2,227,296
	Various Pools:
2,676	4.50% 04/15/39 - 08/15/39	2,931,840
302	5.50% 08/15/39	339,035
	Total Agency Fixed Rate Mortgages (Cost $25,905,207)	26,259,341
	Asset-Backed Securities (0.7%)
59	ARI Fleet Lease Trust (e) 1.735% (g) 08/15/18	59,191
71	Chesapeake Funding LLC (e) 2.285% (g) 12/15/20	71,411
825	CNH Equipment Trust 1.20% 05/16/16	831,817
409	CVS Pass-Through Trust 6.036% 12/10/28	434,799
525	Ford Credit Floorplan Master Owner Trust (e) 1.985% (g) 02/15/17	542,227
430	FUEL Trust (e) 4.207% 04/15/16	441,997

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$325	GE Dealer Floorplan Master Note Trust (e) 1.84% (g) 10/20/14	$327,574
425	SLM Student Loan Trust (e) 4.37% 04/17/28	438,689
	Total Asset-Backed Securities (Cost $3,070,533)	3,147,705
	U.S. Treasury Securities (3.8%)
	U.S. Treasury Bonds
1,960	3.50% 02/15/39	2,191,525
2,900	6.875% 08/15/25	4,478,235
	U.S. Treasury Notes
7,720	3.125% 05/15/19	8,715,764
2,700	3.625% 02/15/21	3,154,572
	Total U.S. Treasury Securities (Cost $16,216,847)	18,540,096
	Commercial Mortgage Backed Securities (0.9%)
	United States
500	Banc of America Merrill Lynch Commercial Mortgage, Inc. 5.817% (g) 04/10/49	485,616
440	Bear Stearns Commercial Mortgage Securities 5.363% 02/11/44	353,605
	Greenwich Capital Commercial Funding Corp.
410	5.475% 03/10/39	400,281
1,315	5.867% (g) 12/10/49	1,226,588

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	JP Morgan Chase Commercial Mortgage Securities Corp.
$700	4.171% 08/15/46	$773,049
425	6.256% (g) 02/15/51	409,036
510	LB-UBS Commercial Mortgage Trust 6.364% (g) 09/15/45	512,266
	Total Commercial Mortgage Backed Securities (Cost $4,279,759)	4,160,441
	Short-Term Investments (2.3%)
	U.S. Treasury Securities (0.5%)
	U.S. Treasury Bills
335	(i)(j) 0.005% 03/22/12	334,998
130	(i)(j) 0.013% 03/22/12	129,998
320	(i)(j) 0.015% 03/22/12	319,993
1,325	(i)(j) 0.018% 03/22/12	1,324,968
500	(i)(j) 0.02% 03/22/12	499,986
	Total U.S. Treasury Securities (Cost $2,609,943)	2,609,943

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF SHARES (000)		VALUE
	Investment Company (1.8%)
8,499	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $8,498,980)	$8,498,980
	Total Short-Term Investments (Cost $11,108,923)	11,108,923
Total Investments (Cost $449,482,813) (k)	97.0%	471,746,872
Other Assets in Excess of Liabilities	3.0	14,549,669
Net Assets	100.0%	$486,296,541

  ADR  American Depositary Receipt.

  BTAN  Bons du Trésor à Intérets Annuels (Treasury Bill Annual Interest).

  CVA  Certificaten Van Aandelen.

  GDR  Global Depositary Receipt.

  MTN  Medium Term Note.

  OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

  PPS  Price Protected Shares

  SDR  Swedish Depositary Receipt.

  SPDR  Standard & Poor's Depository Receipt.

  TBA  To Be Announced.

  (a)  Non-income producing security.

  (b)  Comprised of securities in separate entities that are traded as a single stapled security.

  (c)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

  (d)  Security trades on the Hong Kong exchange.

  (e)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (f)  Security is linked to the Dow Jones UBS Commodities Index Total Return. The index is currently comprised of futures contracts on nineteen physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange.

  (g)  Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2012.

  (h)  Security is subject to delayed delivery.

  (i)  Rate shown is the yield to maturity at January 31, 2012.

  (j)  A portion of this security has been physically segregated in connection with open swap agreements.

  (k)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency exchange contracts, futures contracts and swap agreements.

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

Foreign Currency Exchange Contracts Open at January 31, 2012:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA	CAD	5,824,361		$5,739,243	02/16/12	$(67,428)
Bank of America NA	MYR	1,252,307		$399,040	02/16/12	(12,258)
Credit Suisse London Branch	HUF	572,133,553		$2,338,681	02/16/12	(200,063)
Credit Suisse London Branch		$2,644,433	HUF	596,240,342	02/16/12	1,280
Deutsche Bank AG London	AUD	220,523		$228,475	02/16/12	(5,275)
Deutsche Bank AG London	EUR	8,801,197		$11,211,405	02/16/12	(301,295)
Deutsche Bank AG London	EUR	1,650,663		$2,156,113	02/16/12	(3,092)
Deutsche Bank AG London	JPY	332,090,114		$4,324,557	02/16/12	(33,086)
Deutsche Bank AG London	JPY	225,299,129		$2,951,453	02/16/12	(4,893)
Deutsche Bank AG London		$2,604,036	EUR	1,999,106	02/16/12	10,962
Deutsche Bank AG London		$2,611,824	EUR	1,999,406	02/16/12	3,566
Deutsche Bank AG London		$2,585,825	EUR	2,004,406	02/16/12	36,106
Deutsche Bank AG London		$2,617,423	EUR	1,999,406	02/16/12	(2,033)
Deutsche Bank AG London		$1,667,987	INR	86,785,383	02/16/12	81,098
Goldman Sachs International	EUR	1,833,843		$2,335,876	02/16/12	(62,944)
JPMorgan Chase Bank	NOK	3,557,217		$589,407	02/16/12	(16,567)
JPMorgan Chase Bank	SEK	10,764,967		$1,553,476	02/16/12	(27,957)
JPMorgan Chase Bank		$1,700,927	SEK	11,595,559	02/16/12	2,525
JPMorgan Chase Bank		$197,534	SGD	253,744	02/16/12	4,193
Royal Bank of Scotland	CAD	3,965,199		$3,907,138	02/16/12	(46,016)
Royal Bank of Scotland	CZK	40,926,796		$2,029,913	02/16/12	(84,065)
Royal Bank of Scotland	MXN	20,469,198		$1,516,518	02/16/12	(52,028)
Royal Bank of Scotland		$2,406,289	CZK	46,256,098	02/16/12	(17,039)
Royal Bank of Scotland		$1,130,665	ILS	4,349,046	02/16/12	30,859
Royal Bank of Scotland		$619,209	THB	19,765,167	02/16/12	19,235
State Street Bank and Trust Co.		$4,927,678	TWD	147,165,113	02/16/12	47,231
UBS AG	AUD	314,208		$325,581	02/16/12	(7,474)
UBS AG	BRL	647,459		$357,614	02/16/12	(11,589)
UBS AG	CAD	4,131,688		$4,113,793	02/16/12	(5,346)
UBS AG	EUR	1,842,270		$2,346,604	02/16/12	(63,238)
UBS AG	GBP	4,215,313		$6,470,776	02/16/12	(170,985)
UBS AG	JPY	249,335,205		$3,246,899	02/16/12	(24,845)
UBS AG		$1,432,203	AUD	1,353,024	02/16/12	1,978
UBS AG		$9,316,321	CAD	9,454,491	02/16/12	109,454
UBS AG		$563,689	CHF	519,231	02/16/12	492
UBS AG		$1,584,411	CHF	1,503,663	02/16/12	49,426
UBS AG		$495,836	GBP	314,832	02/16/12	222
UBS AG		$2,199,839	GBP	1,419,486	02/16/12	36,742
UBS AG		$2,213,391	GBP	1,419,060	02/16/12	22,519
UBS AG		$2,219,666	GBP	1,419,060	02/16/12	16,244
UBS AG		$9,456,940	HKD	73,434,868	02/16/12	12,110
UBS AG		$2,074,661	INR	104,417,663	02/16/12	29,788
UBS AG		$2,787,178	KRW	3,225,322,092	02/16/12	80,720
UBS AG		$1,289,424	MXN	17,401,376	02/16/12	44,036

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
UBS AG		$315,132	NZD	394,565	02/16/12	$10,326
UBS AG		$2,584,639	RUB	82,909,275	02/16/12	147,769
UBS AG		$1,388,964	SGD	1,784,181	02/16/12	29,462
UBS AG		$613,014	TRY	1,139,592	02/16/12	26,005
UBS AG		$3,196,310	ZAR	25,895,301	02/16/12	107,649
Goldman Sachs International		$167,121	CAD	170,000	02/23/12	2,336
Goldman Sachs International		$4,237,782	EUR	3,295,000	02/23/12	72,409
JPMorgan Chase Bank	AUD	1,760,000		$1,820,386	02/23/12	(43,718)
JPMorgan Chase Bank	AUD	566,301		$597,482	02/23/12	(2,316)
JPMorgan Chase Bank	MXN	24,935,000		$1,848,817	02/23/12	(60,793)
JPMorgan Chase Bank	SEK	6,400,000		$933,189	02/23/12	(6,689)
JPMorgan Chase Bank		$1,841,744	CAD	1,871,580	02/23/12	23,851
JPMorgan Chase Bank		$948,577	CAD	950,000	02/23/12	(1,615)
JPMorgan Chase Bank	ZAR	8,480,000		$1,046,784	02/23/12	(34,030)
UBS AG	AUD	469,660		$484,736	02/23/12	(12,704)
UBS AG	GBP	440,678		$690,798	02/23/12	(3,508)
UBS AG	PLN	7,650,000		$2,228,177	02/23/12	(137,263)
UBS AG		$1,679,939	CLP	843,850,000	02/23/12	32,362
UBS AG		$912,127	GBP	594,813	02/23/12	25,024
UBS AG		$17,416,316	JPY	1,337,607,874	02/23/12	136,906
UBS AG		$1,561,156	KRW	1,790,880,000	02/23/12	30,357
UBS AG		$954,575	MYR	2,900,000	02/23/12	(2,588)
UBS AG		$522,413	NOK	3,142,000	02/23/12	12,680
UBS AG		$1,090,041	SGD	1,402,000	02/23/12	24,546
UBS AG		$423,529	THB	13,500,000	02/23/12	12,306
UBS AG	ZAR	2,855,000		$353,385	02/23/12	(10,497)
	Net Unrealized Depreciation					$(200,463)

Futures Contracts Open at January 31, 2012:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
115	Long	DAX Index, March 2012	$24,307,117	$1,238,806
4	Long	10 yr. Japan Government Bond, March 2012	7,475,720	50,331
50	Long	U.S. Treasury 30 yr. Bond, March 2012	7,271,875	861
99	Long	Hang Seng China ENT Index, February 2012	7,202,901	(57,439)
59	Long	KOSPI 200 Index, March 2012	6,781,844	183,825

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
646	Long	SGX CNX Nifty Index, February 2012	$6,757,160	$113,530
75	Long	U.S. Dollar Index, March 2012	5,956,275	(115,275)
34	Long	German Euro Bobl, March 2012	5,582,513	109,453
45	Long	FTSE MIB Index, March 2012	4,655,089	1,817
170	Long	MSCI Taiwan Index, February 2012	4,559,400	137,487
40	Long	FTSE 100 Index, March 2012	3,556,263	151,280
78	Long	FTSE/JSE top 40, March 2012	3,013,839	107,897
81	Long	MEX BOLSA Index, March 2012	2,339,828	32,898
52	Long	CAC 40 Index, February 2012	2,244,596	32,418
41	Long	SGX MSCI Singapore Index, February 2012	2,173,015	(1,957)
10	Long	UK Long Gilt Bond, March 2012	1,846,806	35,170
13	Long	IBEX 35 Index, February 2012	1,444,035	(5,692)
8	Long	Hang Seng Index, February 2012	1,049,871	(3,507)
5	Long	German Euro Schatz Futures, March 2012	721,687	588
14	Long	E-mini MSCI Emerging Market Index, March 2012	713,440	68,610
4	Long	TOPIX Index, March 2012	396,618	5,881
10	Long	BOVESPA Index, February 2012	362,622	30,703
19	Short	Euro Stoxx 50 Index, March 2012	(600,981)	(413)
9	Short	ASX SPI 200 Index, March 2012	(1,008,043)	(46,566)
29	Short	NIKKEI 225 Index, March 2012	(1,672,456)	(16,202)

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
14	Short	U.S. Treasury Ultra Long Bond, March 2012	$(2,239,562)	$4,229
18	Short	U.S. Treasury 2 yr. Note, March 2012	(3,973,500)	(1,204)
33	Short	U.S. Treasury 30 yr. Bond, March 2012	(4,799,438)	(49,500)
280	Short	S&P 500 E Mini Index, March 2012	(18,314,800)	(126,808)
108	Short	German Euro Bund, March 2012	(19,723,062)	(222,486)
206	Short	U.S. Treasury 5 yr. Note, March 2012	(25,553,656)	(212,875)
226	Short	U.S. Treasury 10 yr. Note, March 2012	(29,888,500)	(520,808)
		Net Unrealized Appreciation		$925,052

  Interest Rate Swap Agreements Open at January 31, 2012:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)		FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	EUR	9,270	6 Month EURIBOR	Pay	4.26%	08/18/26	$443,585
Bank of America		$12,415	3 Month LIBOR	Receive	4.35	08/18/26	(465,106)
Bank of America	EUR	11,705	6 Month EURIBOR	Receive	3.61	08/18/31	(427,918)
Bank of America		$15,400	3 Month LIBOR	Pay	4.15	08/18/31	480,161
Barclays Bank PLC	EUR	14,220	6 Month LIBOR	Receive	1.52	01/27/15	(44,746)
Barclays Bank PLC		14,820	6 Month LIBOR	Pay	2.62	01/26/17	54,536
Barclays Capital	SEK	271,024	3 Month STIBOR	Pay	2.76	07/30/12	639,605
Barclays Capital		135,530	3 Month STIBOR	Pay	2.30	09/12/12	114,071
Barclays Capital		317,510	3 Month STIBOR	Receive	2.89	07/29/13	(488,367)
JPMorgan Chase Bank	EUR	14,220	6 Month LIBOR	Receive	1.48	01/27/15	(38,234)
JPMorgan Chase Bank		14,820	6 Month LIBOR	Pay	2.60	01/27/17	50,520
	Net Unrealized Appreciation						$318,107

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  January 31, 2012 (unaudited) continued

Total Return Swaps Contracts Open at January 31, 2012:

SWAP COUNTERPARTY	INDEX	NOTIONAL AMOUNT (000)		FLOATING RATE	PAY/RECEIVE TOTAL RETURN ON REFERENCED INDEX	MATURITY DATE	UNREALIZED APPRECIATION
Goldman Sachs International	DEDA Index - Euro Stoxx 50 Index	EUR	5,677	Zero Coupon	Receive	12/26/13	$237,477

Zero Coupon Swap Agreements Open at January 31, 2012:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	$2,645	3 Month LIBOR	Receive	11/15/19	$(1,100,698)
Barclays Capital	3,134	3 Month LIBOR	Pay	11/15/19	638,117
		Net Unrealized Depreciation			$(462,581)

  EURIBOR  Euro Interbank Offered Rate.

  LIBOR  London Interbank Offered Rate.

  STIBOR  Stockholm Interbank Offered Rate.

Currency Abbreviations:

AUD   Australian Dollar.

BRL   Brazilian Real.

CAD   Canadian Dollar.

CHF   Swiss Franc.

CLP   Chilean Peso.

CZK   Czech Koruna.

DKK   Danish Krone.

EUR   Euro.

GBP   British Pound.

HKD   Hong Kong Dollar.

HUF   Hungarian Forint.

ILS   Israeli Shekel.

INR   Indian Rupee.

JPY   Japanese Yen.

KRW   South Korean Won.

MXN   Mexican New Peso.

MYR   Malaysian Ringgit.

NOK   Norwegian Krone.

NZD   New Zealand Dollar.

PLN   Polish Zloty.

RUB   Russian Ruble.

SEK   Swedish Krona.

SGD   Singapore Dollar.

THB   Thai Baht.

TRY   Turkish Lira.

TWD   Taiwan Dollar.

USD   United States Dollar.

ZAR   South African Rand.

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2012 (unaudited)

Assets:
Investments in securities, at value (cost $439,411,175)	$461,440,972
Investment in affiliate, at value (cost $10,071,638)	10,305,900
Total investments in securities, at value (cost $449,482,813)	471,746,872
Unrealized appreciation on open swap agreements	2,658,072
Unrealized appreciation on open foreign currency exchange contracts	1,334,774
Foreign currency (cost of $4,117,848)	4,281,867
Receivable for:
Variation margin	10,201,579
Investments sold	10,166,153
Interest	1,864,414
Dividends	319,819
Foreign withholding taxes reclaimed	133,841
Shares of beneficial interest sold	59,897
Interest and dividends from affiliates	21,168
Prepaid expenses and other assets	57,078
Total Assets	502,845,534
Liabilities:
Unrealized depreciation on open swap agreements	2,565,069
Unrealized depreciation on open foreign currency exchange contracts	1,535,237
Payable for:
Investments purchased	9,702,501
Shares of beneficial interest redeemed	1,309,393
Swap agreements termination	715,249
Investment advisory fee	176,674
Transfer agent fee	142,783
Distribution fee	141,129
Administration fee	33,652
Accrued expenses and other payables	227,306
Total Liabilities	16,548,993
Net Assets	$486,296,541
Composition of Net Assets:
Paid-in-capital	$468,568,300
Net unrealized appreciation	23,201,213
Accumulated undistributed net investment income	3,017,763
Accumulated undistributed net realized loss	(8,490,735)
Net Assets	$486,296,541
Class A Shares:
Net Assets	$399,440,973
Shares Outstanding (unlimited shares authorized, $0.01 par value)	26,591,553
Net Asset Value Per Share	$15.02
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$15.85
Class B Shares:
Net Assets	$23,747,318
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,568,139
Net Asset Value Per Share	$15.14
Class C Shares:
Net Assets	$38,747,264
Shares Outstanding (unlimited shares authorized, $0.01 par value)	2,601,463
Net Asset Value Per Share	$14.89
Class I Shares:
Net Assets	$24,360,986
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,617,531
Net Asset Value Per Share	$15.06

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Financial Statements continued

Statement of Operations

For the six months ended January 31, 2012 (unaudited)

Net Investment Income: Income
Interest	$3,281,174
Dividends (net of $121,397 foreign withholding tax)	3,268,478
Interest and dividends from affiliates (Note 6)	79,780
Total Income	6,629,432
Expenses
Investment advisory fee (Note 4)	1,047,168
Distribution fee (Class A shares) (Note 5)	510,469
Distribution fee (Class B shares) (Note 5)	138,183
Distribution fee (Class C shares) (Note 5)	194,843
Transfer agent fees and expenses	301,968
Administration fee (Note 4)	199,461
Custodian fees	81,916
Shareholder reports and notices	77,715
Professional fees	50,011
Registration fees	29,535
Trustees' fees and expenses	8,547
Other	65,274
Total Expenses	2,705,090
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(23,004)
Net Expenses	2,682,086
Net Investment Income	3,947,346
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	5,382,195
Investments in affiliates (Note 6)	137,011
Futures contracts	(3,268,357)
Swap agreements	(4,297,918)
Foreign currency exchange contracts	(12,480)
Foreign currency translation	(455,491)
Net Realized Loss	(2,515,040)
Change in Unrealized Appreciation/Depreciation on:
Investments	(21,101,178)
Investments in affiliates (Note 6)	76,545
Futures contracts	2,041,695
Swap agreements	805,866
Foreign currency exchange contracts	(953,871)
Foreign currency translation	(39,877)
Net Change in Unrealized Appreciation/Depreciation	(19,170,820)
Net Loss	(21,685,860)
Net Decrease	$(17,738,514)

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JANUARY 31, 2012	FOR THE YEAR ENDED JULY 31, 2011
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$3,947,346	$8,102,501
Net realized gain (loss)	(2,515,040)	40,231,561
Net change in unrealized appreciation/depreciation	(19,170,820)	24,941,498
Net Increase (Decrease)	(17,738,514)	73,275,560
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(10,073,583)	(3,087,669)
Class B shares	(442,186)	(116,860)
Class C shares	(787,188)	(127,307)
Class I shares	(606,586)	(268,166)
Net realized gain
Class A shares	(19,684,755)	(67,021,038)
Class B shares	(1,265,971)	(7,180,925)
Class C shares	(1,912,103)	(6,220,483)
Class I shares	(1,109,905)	(4,887,059)
Total Dividends and Distributions	(35,882,277)	(88,909,507)
Net decrease from transactions in shares of beneficial interest	(22,316,735)	(7,101,105)
Net Decrease	(75,937,526)	(22,735,052)
Net Assets:
Beginning of period	562,234,067	584,969,119
End of Period (Including accumulated undistributed net investment income of $3,017,763 and $10,979,960, respectively)	$486,296,541	$562,234,067

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  January 31, 2012 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Global Strategist Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize the total return on its investments. The Fund was organized as a Massachusetts business trust on August 5, 1988 and commenced operations on October 31, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) An equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other domestic exchange is valued at its last sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) commodity-linked notes are marked-to-market daily based upon quotations from market makers; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security's fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  January 31, 2012 (unaudited) continued

fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency exchange contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign currency exchange contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held.

E. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

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Notes to Financial Statements  ■  January 31, 2012 (unaudited) continued

F. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place up to 120 days after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

G. Structured Investments — The Fund may invest a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency or market. Structured investments may come in various forms including notes, warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency or market when direct access to a market is limited or inefficient from a tax or cost standpoint.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

I. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market

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Notes to Financial Statements  ■  January 31, 2012 (unaudited) continued

participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2012.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Common Stocks
Aerospace & Defense	$3,469,833	—	—	$3,469,833
Air Freight & Logistics	843,003	—	—	843,003
Airlines	96,419	—	—	96,419
Auto Components	2,760,180	—	—	2,760,180
Automobiles	4,313,923	—	—	4,313,923
Beverages	3,860,179	—	—	3,860,179
Biotechnology	1,385,350	—	—	1,385,350
Building Products	1,069,749	—	—	1,069,749
Capital Markets	3,824,153	—	—	3,824,153
Chemicals	7,361,622	—	—	7,361,622
Commercial Banks	20,814,001	—	—	20,814,001
Commercial Services & Supplies	1,261,796	—	—	1,261,796
Communications Equipment	3,530,605	—	—	3,530,605

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Notes to Financial Statements  ■  January 31, 2012 (unaudited) continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Computers & Peripherals	$5,729,671	—	—	$5,729,671
Construction & Engineering	2,227,768	—	—	2,227,768
Construction Materials	356,259	—	—	356,259
Consumer Finance	506,439	—	—	506,439
Containers & Packaging	167,699	—	—	167,699
Distributors	87,476	—	—	87,476
Diversified Consumer Services	84,917	—	—	84,917
Diversified Financial Services	5,899,472	—	—	5,899,472
Diversified Telecommunication Services	6,833,309	—	—	6,833,309
Electric Utilities	4,861,264	—	—	4,861,264
Electrical Equipment	2,066,365	—	—	2,066,365
Electronic Equipment, Instruments & Components	2,272,395	—	—	2,272,395
Energy Equipment & Services	2,654,296	—	—	2,654,296
Food & Staples Retailing	6,302,521	—	—	6,302,521
Food Products	6,807,085	—	—	6,807,085
Gas Utilities	801,503	—	—	801,503
Health Care Equipment & Supplies	2,321,996	—	—	2,321,996
Health Care Providers & Services	5,354,709	—	—	5,354,709
Health Care Technology	57,602	—	—	57,602
Hotels, Restaurants & Leisure	4,639,605	—	—	4,639,605
Household Durables	4,933,365	—	—	4,933,365
Household Products	2,859,991	—	—	2,859,991
Independent Power Producers & Energy Traders	597,135	—	—	597,135
Industrial Conglomerates	4,590,676	—	—	4,590,676
Information Technology Services	3,854,469	—	—	3,854,469
Insurance	10,127,882	—	—	10,127,882
Internet & Catalog Retail	611,309	—	—	611,309
Internet Software & Services	1,704,776	—	—	1,704,776
Leisure Equipment & Products	143,616	—	—	143,616
Life Sciences Tools & Services	423,708	—	—	423,708
Machinery	5,395,471	—	—	5,395,471
Marine	347,559	—	—	347,559
Media	5,434,509	—	—	5,434,509
Metals & Mining	14,400,636	—	—	14,400,636
Multi-Utilities	3,476,592	—	—	3,476,592
Multiline Retail	693,166	—	—	693,166
Office Electronics	755,875	—	—	755,875
Oil, Gas & Consumable Fuels	27,556,962	—	—	27,556,962
Paper & Forest Products	1,185,780	—	—	1,185,780

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Notes to Financial Statements  ■  January 31, 2012 (unaudited) continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Personal Products	$1,004,229	—	—	$1,004,229
Pharmaceuticals	13,500,950	—	—	13,500,950
Professional Services	840,118	—	—	840,118
Real Estate Investment Trusts (REITs)	4,034,825	—	—	4,034,825
Real Estate Management & Development	2,223,511	—	—	2,223,511
Road & Rail	3,934,343	—	—	3,934,343
Semiconductors & Semiconductor Equipment	3,174,582	—	—	3,174,582
Software	5,118,634	—	—	5,118,634
Specialty Retail	4,008,752	—	—	4,008,752
Textiles, Apparel & Luxury Goods	2,419,286	—	—	2,419,286
Thrifts & Mortgage Finance	60,912	—	—	60,912
Tobacco	4,763,411	—	—	4,763,411
Trading Companies & Distributors	1,901,423	—	—	1,901,423
Transportation Infrastructure	502,174	—	—	502,174
Wireless Telecommunication Services	3,306,880	—	—	3,306,880
Total Common Stocks	254,510,671	—	—	254,510,671
Commodity Linked Security	—	$24,366,490	—	24,366,490
Investment Companies	5,985,740	—	—	5,985,740
Fixed Income Securities
Agency Fixed Rate Mortgages	—	26,259,341	—	26,259,341
Asset-Backed Securities	—	3,147,705	—	3,147,705
Commercial Mortgage Backed Securities	—	4,160,441	—	4,160,441
Corporate Bonds	—	50,879,037	—	50,879,037
Municipal Bonds	—	698,228	—	698,228
Sovereign	—	72,090,200	—	72,090,200
U.S. Treasury Securities	—	18,540,096	—	18,540,096
Total Fixed Income Securities	—	175,775,048	—	175,775,048
Short-Term Investments
U.S. Treasury Securities	—	2,609,943	—	2,609,943
Investment Company	8,498,980	—	—	8,498,980
Total Short-Term Investments	8,498,980	2,609,943	—	11,108,923
Foreign Currency Exchange Contracts	—	1,334,774	—	1,334,774
Futures Contracts	2,305,784	—	—	2,305,784
Interest Rate Swap Agreements	—	1,782,478	—	1,782,478
Total Return Swap Agreements	—	237,477	—	237,477
Zero Coupon Swap Agreements	—	638,117	—	638,117
Total Assets	271,301,175	206,744,327	—	478,045,502

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Notes to Financial Statements  ■  January 31, 2012 (unaudited) continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Liabilities:
Foreign Currency Exchange Contracts	—	$(1,535,237)	—	$(1,535,237)
Futures Contracts	$(1,380,732)	—	—	(1,380,732)
Interest Rate Swap Agreements	—	(1,464,371)	—	(1,464,371)
Zero Coupon Swap Agreements	—	(1,100,698)	—	(1,100,698)
Total Liabilities	(1,380,732)	(4,100,306)	—	(5,481,038)
Total	$269,920,443	$202,644,021	—	$472,564,464

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2012, securities with a total value of $99,648,019 transferred from Level 2 to Level 1. At July 31, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3. Derivatives

The Fund uses derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile

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Notes to Financial Statements  ■  January 31, 2012 (unaudited) continued

than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Exchange Contracts — In connection with its investments in foreign securities, the Fund entered into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date. A foreign currency exchange contract ("currency contracts") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the currency contract. Currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Hedging the Fund's currency risks involves the risk of mismatching the Fund's objectives under a currency contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or (loss). The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures — A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

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Notes to Financial Statements  ■  January 31, 2012 (unaudited) continued

Swaps — A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) broker" on the Statement of Assets and Liabilities.

FASB ASC 815, Derivatives and Hedging: Overall ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of January 31, 2012.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin	$91,179	†	Variation margin	$(1,122,148)†
	Unrealized appreciation on open swap agreements	2,420,595		Unrealized depreciation on open swap agreements	(2,565,069)
Foreign Currency Risk	Unrealized appreciation on open foreign currency exchange contracts	1,334,774		Unrealized depreciation on open foreign currency exchange contracts	(1,535,237)

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Notes to Financial Statements  ■  January 31, 2012 (unaudited) continued

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Equity Risk	Variation margin	$2,214,605	†	Variation margin	$(258,584	)†
	Unrealized appreciation on open swap agreements	237,477		Unrealized depreciation on open swap agreements	—
		$6,298,630			$(5,481,038)

†  Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended January 31, 2012 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FOREIGN CURRENCY EXCHANGE	SWAPS
Interest Rate Risk	$(3,170,336)	—	$(1,435,861)
Foreign Currency Risk		$(12,480)
Equity Risk	(98,021)		(2,862,057)
Total	$(3,268,357)	$(12,480)	$(4,297,918)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FOREIGN CURRENCY EXCHANGE	SWAPS
Interest Rate Risk	$(154,573)	—	$568,389
Foreign Currency Risk	—	$(953,871)	—
Equity Risk	2,196,268	—	237,477
Total	$2,041,695	$(953,871)	$805,866

For the six months ended January 31, 2012, the average monthly original value of futures contracts was $155,209,658, the average monthly notional value of swap agreements was $197,478,697 and the average monthly principal amount of foreign currency exchange contracts was $159,976,172.

4. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $1.5 billion and 0.395% to the portion of the daily net assets exceeding $1.5 billion.

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Notes to Financial Statements  ■  January 31, 2012 (unaudited) continued

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.00% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $11,828,435 at January 31, 2012.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.00% of the average daily net assets of Class A shares or Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Smith Barney Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2012, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2012, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $9,153, $7,934 and $1,637, respectively, and received $32,554 in

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Notes to Financial Statements  ■  January 31, 2012 (unaudited) continued

front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended January 31, 2012 aggregated $184,900,828 and $234,065,907, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $63,347,114 and $63,322,969, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended January 31, 2012, advisory fees paid were reduced by $23,004 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended January 31, 2012 is as follows:

VALUE JULY, 31, 2011	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE JANUARY, 31 2012
$40,758,101	$71,533,938	$103,793,059	$10,766	$8,498,980

The Fund had the following transactions with Citigroup, Inc., and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor for the six months ended January 31, 2012:

VALUE JULY 31, 2011	PURCHASES AT COST	SALES	REALIZED GAIN	DIVIDEND/ INTEREST INCOME	VALUE JANUARY 31, 2012
$2,451,201	$1,796,809	$2,655,148	$137,011	$69,014	$1,806,920

Morgan Stanley Services Company Inc., an affiliate of the Adviser and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the

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Notes to Financial Statements  ■  January 31, 2012 (unaudited) continued

six months ended January 31, 2012, included in "trustees' fees and expenses" in the Statement of Operations amounted to $2,131. At January 31, 2012, the Fund had an accrued pension liability of $66,291, which is included in "accrued expenses and other payables" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may invest in structured investments, which involve risks including counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk because the Fund is relying on the creditworthiness of such counterparty and has no rights with respect to the issuer of the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

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Notes to Financial Statements  ■  January 31, 2012 (unaudited) continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JANUARY 31, 2012		FOR THE YEAR ENDED JULY 31, 2011
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	281,751	$4,359,145	1,186,337	$20,370,023
Conversion from Class B	399,612	6,063,755	1,064,787	17,997,024
Reinvestment of dividends and distributions	2,062,323	28,934,386	4,315,526	68,314,776
Redeemed	(3,526,568)	(53,412,982)	(5,728,042)	(97,173,000)
Net increase (decrease) — Class A	(782,882)	(14,055,696)	838,608	9,508,823
CLASS B SHARES
Sold	35,690	544,080	170,638	2,924,036
Conversion to Class A	(398,077)	(6,063,755)	(1,059,825)	(17,997,024)
Reinvestment of dividends and distributions	115,006	1,628,491	439,740	7,013,859
Redeemed	(236,001)	(3,620,056)	(804,055)	(13,970,971)
Net decrease — Class B	(483,382)	(7,511,240)	(1,253,502)	(22,030,100)
CLASS C SHARES
Sold	71,795	1,087,164	272,489	4,663,812
Reinvestment of dividends and distributions	190,666	2,655,977	395,595	6,234,588
Redeemed	(283,686)	(4,260,422)	(448,643)	(7,564,471)
Net increase (decrease) — Class C	(21,225)	(517,281)	219,441	3,333,929
CLASS I SHARES
Sold	112,857	1,679,929	508,455	8,796,516
Reinvestment of dividends and distributions	120,611	1,695,796	273,430	4,336,592
Redeemed	(234,208)	(3,608,243)	(675,080)	(11,046,865)
Net increase (decrease) — Class I	(740)	(232,518)	106,805	2,086,243
Net decrease in Fund	(1,288,229)	$(22,316,735)	(88,648)	$(7,101,105)

9. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  January 31, 2012 (unaudited) continued

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended July 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 DISTRIBUTIONS PAID FROM:		2010 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$9,018,539	$79,890,968	$9,061,044	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to foreign currency gains, losses on paydowns and swaps and tax adjustments on debt securities and PFICs sold by the Fund, resulted in the following reclassifications among the Fund's components of net assets at July 31, 2011:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN	PAID-IN CAPITAL
$8,897,055	$(8,897,055)	—

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  January 31, 2012 (unaudited) continued

At July 31, 2011, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$26,409,119	$9,472,663

At January 31, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $43,088,383 and the aggregate gross unrealized depreciation is $20,824,324 resulting in net unrealized appreciation of $22,264,059.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is the capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

10. Expense Offset

The Fund has entered into an arrangement with State Street (the "Custodian"), whereby credits realized on uninvested cash balances were used to offset a portion of the Fund's expenses. If applicable, these custodian credits are shown as "expense offset" in the Statement of Operations.

11. Accounting Pronouncement

In May 2011, FASB issued Accounting Standards Update ("ASU") 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with GAAP and International Financial Reporting Standards. At this time, the Fund's management is evaluating the implications of ASU 2011-04.

Morgan Stanley Global Strategist Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED JULY 31,
	MONTHS ENDED
	JANUARY 31, 2012		2011		2010^		2009^		2008^		2007^
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.71		$17.33		$16.23		$18.07		$20.57		$19.74
Income (loss) from investment operations:
Net investment income(1)	0.13		0.25		0.21		0.25		0.45		0.50
Net realized and unrealized gain (loss)	(0.65)		1.87		1.17		(1.74)		(1.23)		2.07
Total income (loss) from investment operations	(0.52)		2.12		1.38		(1.49)		(0.78)		2.57
Less dividends and distributions from:
Net investment income	(0.40)		(0.12)		(0.28)		(0.30)		(0.49)		(0.51)
Net realized gain	(0.77)		(2.62)		—		(0.05)		(1.23)		(1.23)
Total dividends and distributions	(1.17)		(2.74)		(0.28)		(0.35)		(1.72)		(1.74)
Net asset value, end of period	$15.02		$16.71		$17.33		$16.23		$18.07		$20.57
Total Return(2)	(2.63	)%(6)	13.13%		8.52%		(8.06)%		(4.27)%		13.30%
Ratios to Average Net Assets(3):
Total expenses	0.99	%(4)(7)	0.96	%(4)	0.91	%(4)	0.95	%(4)	0.90	%(4)	0.92	%(4)
Net investment income	1.67	%(4)(7)	1.47	%(4)	1.24	%(4)	1.64	%(4)	2.30	%(4)	2.44	%(4)
Rebate from Morgan Stanley affiliate	0.01	%(7)	0.02%		0.03%		0.02%		0.02%		0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$399,441		$457,333		$459,742		$457,914		$504,350		$553,395
Portfolio turnover rate	39	%(6)	123%		173%		83%		42%		42%

  ^  Beginning with the year ended July 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED JULY 31,
	MONTHS ENDED
	JANUARY 31, 2012		2011		2010^		2009^		2008^		2007^
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.76		$17.42		$16.30		$18.14		$20.63		$19.79
Income (loss) from investment operations:
Net investment income(1)	0.07		0.12		0.08		0.14		0.30		0.35
Net realized and unrealized gain (loss)	(0.65)		1.88		1.18		(1.75)		(1.23)		2.07
Total income (loss) from investment operations	(0.58)		2.00		1.26		(1.61)		(0.93)		2.42
Less dividends and distributions from:
Net investment income	(0.27)		(0.04)		(0.14)		(0.18)		(0.33)		(0.35)
Net realized gain	(0.77)		(2.62)		—		(0.05)		(1.23)		(1.23)
Total dividends and distributions	(1.04)		(2.66)		(0.14)		(0.23)		(1.56)		(1.58)
Net asset value, end of period	$15.14		$16.76		$17.42		$16.30		$18.14		$20.63
Total Return(2)	(3.02	)%(6)	12.28%		7.74%		(8.77)%		(5.02)%		12.50%
Ratios to Average Net Assets(3):
Total expenses	1.74	%(4)(7)	1.71	%(4)	1.66	%(4)	1.70	%(4)	1.66	%(4)	1.67	%(4)
Net investment income	0.92	%(4)(7)	0.72	%(4)	0.49	%(4)	0.89	%(4)	1.54	%(4)	1.69	%(4)
Rebate from Morgan Stanley affiliate	0.01	%(7)	0.02%		0.03%		0.02%		0.02%		0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$23,747		$34,374		$57,559		$90,105		$175,410		$276,329
Portfolio turnover rate	39	%(6)	123%		173%		83%		42%		42%

  ^  Beginning with the year ended July 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED JULY 31,
	MONTHS ENDED
	JANUARY 31, 2012		2011		2010^		2009^		2008^		2007^
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.55		$17.24		$16.15		$17.99		$20.48		$19.66
Income (loss) from investment operations:
Net investment income(1)	0.07		0.12		0.08		0.14		0.30		0.35
Net realized and unrealized gain (loss)	(0.64)		1.86		1.16		(1.74)		(1.22)		2.06
Total income (loss) from investment operations	(0.57)		1.98		1.24		(1.60)		(0.92)		2.41
Less dividends and distributions from:
Net investment income	(0.32)		(0.05)		(0.15)		(0.19)		(0.34)		(0.36)
Net realized gain	(0.77)		(2.62)		—		(0.05)		(1.23)		(1.23)
Total dividends and distributions	(1.09)		(2.67)		(0.15)		(0.24)		(1.57)		(1.59)
Net asset value, end of period	$14.89		$16.55		$17.24		$16.15		$17.99		$20.48
Total Return(2)	(2.92	)%(7)	12.23%		7.76%		(8.78)%		(4.94)%		12.47%
Ratios to Average Net Assets(3):
Total expenses	1.74	%(4)(8)	1.71	%(4)	1.66	%(4)	1.70	%(4)	1.64	%(4)(5)	1.64	%(4)
Net investment income	0.92	%(4)(8)	0.72	%(4)	0.49	%(4)	0.89	%(4)	1.56	%(4)(5)	1.72	%(4)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.02%		0.03%		0.02%		0.02%		0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$38,747		$43,411		$41,439		$40,203		$44,664		$48,192
Portfolio turnover rate	39	%(7)	123%		173%		83%		42%		42%

  ^  Beginning with the year ended July 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all of its expenses that were waived by the Adviser and Administrator, the annualized expense and net investment income ratios, would have been 1.65% and 1.55%, respectively.

  (6)  Amount is less than 0.005%.

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED JULY 31,
	MONTHS ENDED
	JANUARY 31, 2012		2011		2010^		2009^		2008^		2007^
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.76		$17.35		$16.25		$18.10		$20.59		$19.76
Income (loss) from investment operations:
Net investment income(1)	0.15		0.30		0.25		0.29		0.51		0.55
Net realized and unrealized gain (loss)	(0.66)		1.87		1.17		(1.75)		(1.23)		2.07
Total income (loss) from investment operations	(0.51)		2.17		1.42		(1.46)		(0.72)		2.62
Less dividends and distributions from:
Net investment income	(0.42)		(0.14)		(0.32)		(0.34)		(0.54)		(0.56)
Net realized gain	(0.77)		(2.62)		—		(0.05)		(1.23)		(1.23)
Total dividends and distributions	(1.19)		(2.76)		(0.32)		(0.39)		(1.77)		(1.79)
Net asset value, end of period	$15.06		$16.76		$17.35		$16.25		$18.10		$20.59
Total Return(2)	(2.51	)%(6)	13.38%		8.84%		(7.86)%		(4.02)%		13.62%
Ratios to Average Net Assets(3):
Total expenses	0.74	%(4)(7)	0.71	%(4)	0.66	%(4)	0.70	%(4)	0.66	%(4)	0.67	%(4)
Net investment income	1.92	%(4)(7)	1.72	%(4)	1.49	%(4)	1.89	%(4)	2.54	%(4)	2.69	%(4)
Rebate from Morgan Stanley affiliate	0.01	%(7)	0.02%		0.03%		0.02%		0.02%		0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$24,361		$27,116		$26,228		$26,901		$27,823		$66,753
Portfolio turnover rate	39	%(6)	123%		173%		83%		42%		42%

  ^  Beginning with the year ended July 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

U.S. Privacy Policy (unaudited)

An Important Notice Concerning Our U.S. Privacy Policy

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc. and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates, It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

Morgan Stanley Global Strategist Fund

U.S. Privacy Policy (unaudited) continued

1. What Personal Information Do We Collect From You?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies. We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

Morgan Stanley Global Strategist Fund

U.S. Privacy Policy (unaudited) continued

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect The Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4. How Can You Limit Our Sharing Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

By following the opt-out procedures in Section 6, below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5. How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

By following the opt-out instructions in Section 6, below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

Morgan Stanley Global Strategist Fund

U.S. Privacy Policy (unaudited) continued

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:
Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7. What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Morgan Stanley Global Strategist Fund

U.S. Privacy Policy (unaudited) continued

Special Notice to Residents of Vermont
The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

Special Notice to Residents of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

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Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Strategist Fund

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
March 22, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2012